UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of Registrant as specified in charter)

225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2008 – June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
June 30, 2008

	Shares	Value
JNL/Mellon Capital Management Dow(SM) 10 Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 7.4%
General Motors Corp. (b)	3,257	$37,456

FINANCIALS - 27.2%
Bank of America Corp.	1,633	38,980
Citigroup Inc. (b)	2,891	48,447
JPMorgan Chase & Co.	1,441	49,451
		136,878
HEALTH CARE - 22.5%
Merck & Co. Inc.	1,631	61,490
Pfizer Inc.	2,959	51,689
		113,179
INDUSTRIALS - 8.9%
General Electric Co.	1,677	44,750

MATERIALS - 11.3%
EI Du Pont de Nemours & Co.	1,324	56,801

TELECOMMUNICATION SERVICES - 22.8%
AT&T Inc.	1,617	54,461
FairPoint Communications Inc. (b)	35	255
Verizon Communications Inc.	1,698	60,120
		114,836

Total Common Stocks (cost $647,553)		503,900

SHORT TERM INVESTMENTS - 8.1%
Securities Lending Collateral - 8.1%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	41,149	40,791

Total Short Term Investments (cost $41,149)		40,791

Total Investments - 108.2% (cost $688,702)		544,691
Other Assets and Liabilities, Net - (8.2%)		-41,201
Total Net Assets - 100%		$503,490

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 16.4%
Nike Inc. - Class B (b)	872	$52,004
TJX Cos. Inc. (b)	1,794	56,442
		108,446
ENERGY - 35.1%

Hess Corp.	673	84,881
Murphy Oil Corp. (b)	722	70,775
Smith International Inc. (b)	924	76,781
		232,437
HEALTH CARE - 8.7%
Express Scripts Inc. (b) (c)	922	57,844

INDUSTRIALS - 27.3%
Deere & Co. (b)	737	53,174
Fluor Corp.	420	78,144
L-3 Communications Holdings Inc. (b)	545	49,514
		180,832
MATERIALS - 13.0%
United States Steel Corp. (b)	467	86,367

Total Common Stocks (cost $594,205)		665,926

SHORT TERM INVESTMENTS - 11.8%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.37% (a) (d)	503	503

Securities Lending Collateral - 11.7%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	78,555	77,872

Total Short Term Investments (cost $79,058)		78,375

Total Investments - 112.3% (cost $673,263)		744,301
Other Assets and Liabilities, Net - (12.3%)		-81,694
Total Net Assets - 100%		$662,607

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 16.0%
General Motors Corp. (b)	3,651	$41,984
ITV Plc	55,816	49,423
Ladbrokes Plc	11,264	57,233
		148,640
ENERGY - 7.8%
PetroChina Co. Ltd.	56,196	72,792

FINANCIALS - 21.5%
BOC Hong Kong Holdings Ltd.	29,157	77,218
Citigroup Inc.	3,252	54,505
RSA Insurance Group Plc	27,256	67,856
		199,579
HEALTH CARE - 6.3%
Pfizer Inc.	3,328	58,145

INDUSTRIALS - 19.2%

Cathay Pacific Airways Ltd. (b)	35,937	68,489
COSCO Pacific Ltd. (b)	36,188	59,314
General Electric Co.	1,895	50,581
		178,384
INFORMATION TECHNOLOGY - 7.6%
Logica Plc	33,175	71,036

TELECOMMUNICATION SERVICES - 21.5%
BT Group Plc	16,260	64,415
FairPoint Communications Inc. (b)	36	260
PCCW Ltd.	111,502	67,497
Verizon Communications Inc.	1,912	67,702
		199,874

Total Common Stocks (cost $1,086,966)		928,450

SHORT TERM INVESTMENTS - 9.8%
Securities Lending Collateral - 9.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	91,547	90,751

Total Short Term Investments (cost $91,547)		90,751

Total Investments - 109.7% (cost $1,178,513)		1,019,201
Other Assets and Liabilities, Net - (9.7%)		-90,271
Total Net Assets - 100%		$928,930

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 6.9%
Expedia Inc. (c)	61	$1,125
Liberty Global Inc. - Class A (c)	77	2,410
Wynn Resorts Ltd. (b)	25	2,017
		5,552
CONSUMER STAPLES - 5.0%
Costco Wholesale Corp.	57	4,032

HEALTH CARE - 19.1%
DENTSPLY International Inc.	34	1,235
Express Scripts Inc. (c)	54	3,400
Genzyme Corp. (c)	56	4,005
Henry Schein Inc. (b) (c)	20	1,010
Teva Pharmaceutical Industries Ltd. - ADR	127	5,839
		15,489
INDUSTRIALS - 4.4%
Joy Global Inc.	23	1,731
Ryanair Holdings Plc - ADR (b) (c)	64	1,833
		3,564
INFORMATION TECHNOLOGY - 59.9%
Adobe Systems Inc. (c)	101	3,982

Autodesk Inc. (c)	50	1,699
Cisco Systems Inc. (c)	317	7,378
Citrix Systems Inc. (c)	41	1,215
eBay Inc. (c)	214	5,838
Flextronics International Ltd. (c)	177	1,659
Intel Corp.	322	6,919
Intuit Inc. (c)	71	1,955
Logitech International SA (b) (c)	40	1,065
Microsoft Corp.	240	6,605
Nvidia Corp. (c)	119	2,233
Oracle Corp. (c)	380	7,987
		48,535
MATERIALS - 1.9%
Sigma-Aldrich Corp.	29	1,541

TELECOMMUNICATION SERVICES - 2.8%
Millicom International Cellular SA	22	2,254

Total Common Stocks (cost $93,286)		80,967

SHORT TERM INVESTMENTS - 5.1%
Securities Lending Collateral - 5.1%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	4,178	4,142

Total Short Term Investments (cost $4,178)		4,142

Total Investments - 105.1% (cost $97,464)		85,109
Other Assets and Liabilities, Net - (5.1%)		-4,132
Total Net Assets - 100%		$80,977

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 7.5%
Apollo Group Inc. - Class A (b) (c)	601	$26,583
DeVry Inc. (b)	250	13,426
Fossil Inc. (b) (c)	305	8,859
GameStop Corp. - Class A (b) (c)	570	23,025
Global Sources Ltd. (b) (c)	464	7,048
		78,941
CONSUMER STAPLES - 1.7%
Fresh Del Monte Produce Inc. (c)	382	9,002
PepsiAmericas Inc.	441	8,717
		17,719
ENERGY - 9.1%
Core Laboratories NV (b) (c)	103	14,593
National Oilwell Varco Inc. (c)	915	81,169
		95,762
HEALTH CARE - 7.8%
Express Scripts Inc. (c)	770	48,293

Perrigo Co. (b)	366	11,642
Waters Corp. (c)	349	22,512
		82,447
INDUSTRIALS - 32.0%
AGCO Corp. (b) (c)	325	17,049
Copart Inc. (b) (c)	301	12,891
Deere & Co.	1,052	75,906
Flowserve Corp.	203	27,746
Fluor Corp.	301	56,071
FTI Consulting Inc. (b) (c)	208	14,213
Jacobs Engineering Group Inc. (b) (c)	430	34,693
McDermott International Inc. (c)	802	49,631
Robbins & Myers Inc. (b)	338	16,866
Stericycle Inc. (b) (c)	311	16,096
Valmont Industries Inc. (b)	153	15,930
		337,092
INFORMATION TECHNOLOGY - 17.6%
Ansys Inc. (b) (c)	309	14,546
Apple Inc. (c)	494	82,676
Nokia Oyj - Class A - ADR	2,498	61,201
Western Digital Corp. (b) (c)	782	27,014
		185,437
MATERIALS - 16.8%
Owens-Illinois Inc. (c)	555	23,146
Potash Corp.	676	154,416
		177,562
TELECOMMUNICATION SERVICES - 7.5%
Telefonica SA - ADR	994	79,120

Total Common Stocks (cost $1,055,081)		1,054,080

SHORT TERM INVESTMENTS - 10.2%
Mutual Funds - 0.3%
JNL Money Market Fund, 2.37% (a) (d)	3,038	3,038

Securities Lending Collateral - 9.9%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	104,992	104,079

Total Short Term Investments (cost $108,030)		107,117

Total Investments - 110.2% (cost $1,163,111)		1,161,197
Other Assets and Liabilities, Net - (10.2%)		-107,041
Total Net Assets - 100%		$1,054,156

JNL/Mellon Capital Management Dow(SM) Dividend Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 3.2%
Gannett Co. Inc. (b)	419	$9,079

CONSUMER STAPLES - 5.1%
Universal Corp. (b)	319	14,421

FINANCIALS - 52.8%
Colonial BancGroup Inc. (b)	1,206	5,331
Comerica Inc. (b)	375	9,618
JPMorgan Chase & Co.	374	12,833
KeyCorp	697	7,649
Lincoln National Corp.	281	12,713
National City Corp. (b)	992	4,734
New York Community Bancorp Inc. (b)	929	16,572
People’s United Financial Inc.	918	14,313
Popular Inc.	1,541	10,155
Regions Financial Corp. (b)	690	7,533
SunTrust Banks Inc. (b)	261	9,465
Wachovia Corp. (b)	430	6,671
Washington Mutual Inc. (b)	1,200	5,916
Wilmington Trust Corp. (b)	464	12,265
Zenith National Insurance Corp. (b)	365	12,835
		148,603
INDUSTRIALS - 4.6%
RR Donnelley & Sons Co.	433	12,851

MATERIALS - 10.3%
MeadWestvaco Corp. (b)	522	12,441
RPM International Inc. (b)	804	16,571
		29,012
UTILITIES - 23.8%
DTE Energy Co. (b)	372	15,770
Energy East Corp.	600	14,838
NiSource Inc. (b)	865	15,498
Pinnacle West Capital Corp. (b)	385	11,848
PNM Resources Inc. (b)	762	9,109
		67,063

Total Common Stocks (cost $445,702)		281,029

SHORT TERM INVESTMENTS - 33.2%
Mutual Funds - 0.4%
JNL Money Market Fund, 2.37% (a) (d)	1,014	1,014

Securities Lending Collateral - 32.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	93,097	92,287

Total Short Term Investments (cost $94,111)		93,301

Total Investments - 133.0% (cost $539,813)		374,330
Other Assets and Liabilities, Net - (33.0%)		-92,948
Total Net Assets - 100%		$281,382

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 11.4%
Apollo Group Inc. - Class A (c)	17	$735
Nike Inc. - Class B	18	1,082
Polo Ralph Lauren Corp. (b)	19	1,184
		3,001
CONSUMER STAPLES - 11.1%
Clorox Co.	18	933
Kimberly-Clark Corp.	17	1,005
PepsiCo Inc.	15	978
		2,916
ENERGY - 14.8%
ENSCO International Inc.	20	1,579
Halliburton Co.	31	1,632
Valero Energy Corp.	17	690
		3,901
FINANCIALS - 11.8%
Aon Corp.	24	1,123
Chubb Corp.	21	1,046
Janus Capital Group Inc. (b)	36	945
		3,114
HEALTH CARE - 12.3%
Applera Corp. - Applied Biosystems Group (c)	34	1,150
Express Scripts Inc. (c)	16	1,003
Medco Health Solutions Inc. (c)	23	1,085
		3,238
INDUSTRIALS - 11.7%
Emerson Electric Co.	21	1,024
Ingersoll-Rand Co. Ltd. - Class A	25	943
Parker Hannifin Corp.	15	1,103
		3,070
INFORMATION TECHNOLOGY - 12.2%
Google Inc. - Class A (c)	2	884
International Business Machines Corp.	11	1,276
National Semiconductor Corp.	52	1,065
		3,225
UTILITIES - 14.4%
Exelon Corp.	14	1,283
FirstEnergy Corp.	16	1,327
PPL Corp.	22	1,170
		3,780

Total Common Stocks (cost $27,023)		26,245

SHORT TERM INVESTMENTS - 8.4%
Mutual Funds - 0.2%

JNL Money Market Fund, 2.37% (a) (d)	51	51

Securities Lending Collateral - 8.2%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	2,190	2,171

Total Short Term Investments (cost $2,241)		2,222

Total Investments - 108.1% (cost $29,264)		28,467
Other Assets and Liabilities, Net - (8.1%)		-2,129
Total Net Assets - 100%		$26,338

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 25.4%
DR Horton Inc. (b)	1,438	$15,603
KB Home	916	15,511
Lennar Corp. (b)	1,205	14,872
Limited Brands Inc.	1,324	22,312
Mattel Inc.	1,142	19,550
Newell Rubbermaid Inc.	988	16,583
Shaw Communications Inc. (b)	1,244	25,329
		129,760
CONSUMER STAPLES - 20.1%
ConAgra Foods Inc. (b)	945	18,211
HJ Heinz Co.	482	23,054
Kimberly-Clark Corp.	351	20,957
Kraft Foods Inc. - Class A	733	20,850
Sara Lee Corp. (b)	1,618	19,824
		102,896
ENERGY - 9.1%
Enbridge Inc.	550	23,734
TransCanada Corp. (b)	587	22,756
		46,490
HEALTH CARE - 4.0%
Eli Lilly & Co.	438	20,221

INDUSTRIALS - 13.3%
Avery Dennison Corp. (b)	460	20,190
RR Donnelley & Sons Co.	750	22,269
Waste Management Inc.	674	25,420
		67,879
MATERIALS - 28.4%
Bemis Co. Inc.	890	19,955
International Paper Co. (b)	832	19,393
MeadWestvaco Corp. (b)	832	19,836
PPG Industries Inc.	374	21,452
RPM International Inc. (b)	1,080	22,249
Sonoco Products Co.	790	24,451

Weyerhaeuser Co.	348	17,785
		145,121

Total Common Stocks (cost $594,337)		512,367

SHORT TERM INVESTMENTS - 18.5%
Mutual Funds - 0.0%
JNL Money Market Fund, 2.37% (a) (d)	193	193

Securities Lending Collateral - 18.5%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	95,243	94,414

Total Short Term Investments (cost $95,436)		94,607

Total Investments - 118.8% (cost $689,773)		606,974
Other Assets and Liabilities, Net - (18.8%)		-95,855
Total Net Assets - 100%		$511,119

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 100.7%
CONSUMER DISCRETIONARY - 8.1%
Amerigon Inc. (b) (c)	134	$952
Blue Nile Inc. (b) (c)	96	4,082
Buckle Inc. (b)	183	8,378
Deckers Outdoor Corp. (b) (c)	79	11,042
Global Sources Ltd. (b) (c)	286	4,340
iRobot Corp. (b) (c)	145	1,990
Matthews International Corp. - Class A (b)	190	8,616
True Religion Apparel Inc. (b) (c)	145	3,862
		43,262
CONSUMER STAPLES - 3.4%
Boston Beer Co. Inc. - Class A (b) (c)	60	2,425
Chattem Inc. (b) (c)	117	7,632
Green Mountain Coffee Roasters Inc. (b) (c)	146	5,491
PriceSmart Inc. (b)	137	2,719
		18,267
ENERGY - 22.3%
Arena Resources Inc. (c)	214	11,328
Atlas America Inc.	246	11,091
Bois d’Arc Energy Inc. (b) (c)	405	9,853
Bristow Group Inc. (b) (c)	146	7,221
Callon Petroleum Corp. (b) (c)	128	3,513
Carrizo Oil & Gas Inc. (c)	171	11,661
Dawson Geophysical Co. (b) (c)	47	2,817
Golar LNG Ltd. (b)	400	6,194
Gulfmark Offshore Inc. (b) (c)	141	8,203
Hornbeck Offshore Services Inc. (b) (c)	160	9,017
NATCO Group Inc. (b) (c)	115	6,269
Petroleum Development Corp. (b) (c)	91	6,029

PetroQuest Energy Inc. (b) (c)	305	8,211
Pioneer Drilling Co. (b) (c)	305	5,744
Tsakos Energy Navigation Ltd.	233	8,645
TXCO Resources Inc. (b) (c)	215	2,523
		118,319
FINANCIALS - 2.6%
Community Bank System Inc. (b)	183	3,768
Dime Community Bancshares Inc. (b)	207	3,415
Fifth Third Bancorp	3	36
First Merchants Corp. (b)	112	2,027
GAMCO Investors Inc. (b)	49	2,435
Oppenheimer Holdings Inc.	82	2,315
		13,996
HEALTH CARE - 11.7%
Amedisys Inc. (b) (c)	162	8,157
Haemonetics Corp. (b) (c)	156	8,641
HMS Holdings Corp. (c)	153	3,289
Kendle International Inc. (b) (c)	90	3,283
Martek Biosciences Corp. (b) (c)	201	6,760
Meridian Bioscience Inc. (b)	246	6,629
Merit Medical Systems Inc. (c)	166	2,439
Parexel International Corp. (b) (c)	344	9,062
Phase Forward Inc. (b) (c)	263	4,733
Quidel Corp. (b) (c)	200	3,305
XenoPort Inc. (b) (c)	154	6,010
		62,308
INDUSTRIALS - 28.7%
American Ecology Corp. (b)	112	3,311
Ampco-Pittsburgh Corp.	63	2,795
Applied Industrial Technology Inc. (b)	260	6,286
Badger Meter Inc. (b)	89	4,499
CIRCOR International Inc. (b)	102	4,974
Clean Harbors Inc. (b) (c)	125	8,860
Columbus Mckinnon Corp. (c)	117	2,812
Cubic Corp. (b)	165	3,674
Dynamic Materials Corp.	78	2,560
EnerSys (b) (c)	297	10,167
Esterline Technologies Corp. (b) (c)	180	8,891
Excel Maritime Carriers Ltd. (b)	122	4,784
Exponent Inc. (c)	90	2,822
Genesee & Wyoming Inc. - Class A (b) (c)	191	6,506
Geo Group Inc. (b) (c)	312	7,018
GeoEye Inc. (b) (c)	113	2,003
GrafTech International Ltd. (b) (c)	627	16,831
Heico Corp. (b)	65	2,115
Hurco Cos. Inc. (b) (c)	40	1,228
InnerWorkings Inc. (b) (c)	293	3,510
Kaman Corp. - Class A (b)	154	3,514
KHD Humboldt Wedag International Ltd. (c)	185	5,838
Navios Maritime Holdings Inc.	648	6,277

Orbital Sciences Corp. (c)	358	8,427
Rush Enterprises Inc. - Class A (b) (c)	159	1,913
Sun Hydraulics Corp. (b)	102	3,287
Team Inc. (c)	112	3,830
Teledyne Technologies Inc. (c)	216	10,517
Tennant Co. (b)	114	3,427
		152,676
INFORMATION TECHNOLOGY - 16.1%
Advent Software Inc. (b) (c)	162	5,853
AsiaInfo Holdings Inc. (c)	278	3,281
Bankrate Inc. (b) (c)	116	4,535
Checkpoint Systems Inc. (c)	245	5,111
DG FastChannel Inc. (b) (c)	107	1,845
EMS Technologies Inc. (c)	94	2,045
EPIQ Systems Inc. (b) (c)	214	3,042
FARO Technologies Inc. (c)	103	2,580
Informatica Corp. (b) (c)	539	8,103
Mantech International Corp. - Class A (c)	124	5,958
Omnivision Technologies Inc. (b) (c)	340	4,110
Open Text Corp. (b) (c)	311	9,973
Pericom Semiconductor Corp. (c)	161	2,388
Plexus Corp. (b) (c)	285	7,880
Power Integrations Inc. (c)	184	5,818
Rofin-Sinar Technologies Inc. (b) (c)	181	5,481
ScanSource Inc. (b) (c)	160	4,270
Vocus Inc. (b) (c)	107	3,452
		85,725
MATERIALS - 5.5%
Arch Chemicals Inc. (b)	152	5,051
Grief Inc.	146	9,343
Hecla Mining Co. (b) (c)	750	6,942
Olympic Steel Inc.	67	5,058
Stepan Co. (b)	57	2,608
		29,002
TELECOMMUNICATION SERVICES - 2.3%
Premiere Global Services Inc. (c)	376	5,485
Syniverse Holdings Inc. (c)	417	6,751
		12,236

Total Common Stocks (cost $542,976)		535,791

SHORT TERM INVESTMENTS - 30.7%
Mutual Funds - 0.0%
JNL Money Market Fund, 2.37% (a) (d)	176	176

Securities Lending Collateral - 30.7%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	164,589	163,157

Total Short Term Investments (cost $164,765)		163,333

Total Investments - 131.4% (cost $707,741)		699,124
Other Assets and Liabilities, Net - (31.4%)		-166,995
Total Net Assets - 100%		$532,129

JNL/Mellon Capital Management JNL 5 Fund* (f)
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 17.5%
Foot Locker Inc.	3,280	$40,842
General Motors Corp. (b)	7,483	86,054
GKN Plc	13,250	58,482
H&R Block Inc. (b)	2,411	51,605
Home Depot Inc.	6,909	161,814
Ladbrokes Plc	11,560	58,738
Limited Brands Inc. (b)	2,368	39,901
Mattel Inc.	2,343	40,105
Shaw Communications Inc. (b)	1,883	38,343
VF Corp. (b)	655	46,605
Yue Yuen Industrial Holdings Ltd. (b)	20,721	49,217
Other Securities		158,682
		830,388
CONSUMER STAPLES - 6.7%
ConAgra Foods Inc. (b)	1,874	36,139
Hershey Co. (b)	1,133	37,127
HJ Heinz Co.	954	45,636
Kimberly-Clark Corp.	640	38,257
Kraft Foods Inc. - Class A	1,367	38,888
Philip Morris International Inc.	1,478	73,010
Other Securities		47,312
		316,369
ENERGY - 13.9%
Enbridge Inc. (b)	1,102	47,600
Hess Corp. (b)	1,106	139,581
Murphy Oil Corp. (b)	1,319	129,287
Smith International Inc. (b)	1,514	125,883
Spectra Energy Corp. (b)	1,735	49,852
TransCanada Corp. (b)	1,088	42,180
Other Securities		125,467
		659,850
FINANCIALS - 7.6%
BOC Hong Kong Holdings Ltd.	26,605	70,459
Citigroup Inc. (b)	6,325	106,004
JPMorgan Chase & Co.	2,560	87,820
RSA Insurance Group Plc	25,277	62,928
Other Securities		35,265
		362,476
HEALTH CARE - 11.1%
Eli Lilly & Co.	836	38,598
Express Scripts Inc. (c)	1,531	96,042
Medco Health Solutions Inc. (c)	2,202	103,925

Pfizer Inc.	8,189	143,070
Other Securities		145,490
		527,125
INDUSTRIALS - 13.5%
Avery Dennison Corp. (b)	840	36,909
Citic Pacific Ltd.	13,355	49,243
Deere & Co. (b)	1,202	86,675
General Electric Co.	5,022	134,044
Pitney Bowes Inc.	1,168	39,844
Textron Inc.	1,567	75,118
Other Securities		220,830
		642,663
INFORMATION TECHNOLOGY - 6.1%
Logica Plc	31,729	67,942
Other Securities		224,721
		292,663
MATERIALS - 11.1%
Bemis Co. Inc. (b)	1,629	36,530
EI Du Pont de Nemours & Co. (b)	2,537	108,804
Sonoco Products Co. (b)	1,367	42,298
United States Steel Corp.	922	170,294
Other Securities		168,309
		526,235

TELECOMMUNICATION SERVICES - 6.8%
AT&T Inc.	2,688	90,569
BT Group Plc	13,739	54,428
PCCW Ltd.	125,259	75,824
Verizon Communications Inc. (b)	2,554	90,418
Other Securities		10,106
		321,345
UTILITIES - 5.8%
Cheung Kong Infrastructure Holdings Ltd. (b)	19,895	84,199
Constellation Energy Group Inc.	1,087	89,282
Public Service Enterprise Group Inc.	2,280	104,718
		278,199

Total Common Stocks (cost $5,557,342)		4,757,313

SHORT TERM INVESTMENTS - 16.1%
Securities Lending Collateral - 16.1%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	769,382	762,688

Total Short Term Investments (cost $769,382)		762,688

Total Investments - 116.2% (cost $6,326,724)		5,520,001
Other Assets and Liabilities, Net - (16.2%)		-770,078
Total Net Assets - 100%		$4,749,923

JNL/Mellon Capital Management VIP Fund* (f)
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 8.9%
Apollo Group Inc. - Class A (b) (c)	76	$3,374
Nike Inc. - Class B (b)	48	2,848
Polo Ralph Lauren Corp. (b)	50	3,140
Walt Disney Co.	460	14,350
Other Securities		10,816
		34,528
CONSUMER STAPLES - 3.6%
Costco Wholesale Corp.	59	4,134
Kimberly-Clark Corp.	44	2,654
PepsiAmericas Inc.	25	485
PepsiCo Inc.	40	2,570
Other Securities		4,084
		13,927
ENERGY - 8.8%
ENI SpA (b)	102	3,780
ENSCO International Inc. (b)	51	4,151
Halliburton Co.	81	4,304
National Oilwell Varco Inc. (c)	70	6,209
Statoil ASA (b)	120	4,460
Other Securities		11,042
		33,946
FINANCIALS - 9.3%
Aon Corp.	65	2,976
Aviva Plc	278	2,755
Chubb Corp.	56	2,763
HSBC Holdings Plc	222	3,416
ING Groep NV (b)	95	3,008

Other Securities		20,953
		35,871
HEALTH CARE - 8.9%
Applera Corp. - Applied Biosystems Group (c)	91	3,038
Express Scripts Inc. (c)	126	7,908
Medco Health Solutions Inc. (c)	60	2,850
Teva Pharmaceutical Industries Ltd. - ADR	111	5,065
Other Securities		15,555
		34,416
INDUSTRIALS - 14.9%
Deere & Co.	80	5,756
Emerson Electric Co.	54	2,692
Fluor Corp.	17	3,211
Honeywell International Inc.	241	12,114
McDermott International Inc. (c)	44	2,738
Parker Hannifin Corp.	41	2,904
Other Securities		28,099
		57,514
INFORMATION TECHNOLOGY - 30.3%

Adobe Systems Inc. (c)	79	3,096
Apple Inc. (c)	37	6,269
Cisco Systems Inc. (c)	275	6,386
eBay Inc. (c)	185	5,057
Hewlett-Packard Co.	294	12,993
Intel Corp.	279	5,984
International Business Machines Corp.	166	19,681
Microsoft Corp.	625	17,195
National Semiconductor Corp. (b)	136	2,798
Nokia Oyj - Class A	194	4,742
Oracle Corp. (c)	329	6,906
Other Securities		25,851
		116,958
MATERIALS - 6.2%
Norsk Hydro ASA	258	3,768
Potash Corp.	52	11,808
Other Securities		8,241
		23,817
TELECOMMUNICATION SERVICES - 5.7%
BT Group Plc	682	2,700
Deutsche Telekom AG	168	2,759
France Telecom SA (b)	103	3,020
Telefonica SA	76	6,066
TeliaSonera AB	397	2,938
Other Securities		4,474
		21,957
UTILITIES - 3.4%
Enel SpA (b)	313	2,971
Exelon Corp.	38	3,414
FirstEnergy Corp.	43	3,528
PPL Corp.	59	3,085
		12,998

Total Common Stocks (cost $423,380)		385,932

RIGHTS - 0.0%
Other Securities		36

Total Rights (cost $0)		36

SHORT TERM INVESTMENTS - 19.6%
Mutual Funds - 0.8%
JNL Money Market Fund, 2.37% (a) (d)	3,221	3,221

Securities Lending Collateral - 18.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	73,314	72,676

Total Short Term Investments (cost $76,535)		75,897

Total Investments - 119.6% (cost $499,915)		461,865
Other Assets and Liabilities, Net - (19.6%)		-75,807
Total Net Assets - 100%		$386,058

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 11.5%
Apollo Group Inc. - Class A (b) (c)	63	$2,792
Carnival Corp. (b)	62	2,044
DeVry Inc. (b)	28	1,492
Expedia Inc. (b) (c)	72	1,322
Foot Locker Inc.	203	2,523
Fossil Inc. (b) (c)	35	1,005
GameStop Corp. - Class A (b) (c)	61	2,453
General Motors Corp. (b)	215	2,470
GKN Plc	952	4,203
Global Sources Ltd. (b) (c)	52	794
H&R Block Inc.	147	3,142
Home Depot Inc.	198	4,637
Ladbrokes Plc	832	4,227
Lennar Corp. (b)	152	1,877
Liberty Global Inc. - Class A (b) (c)	94	2,951
Limited Brands Inc.	144	2,427
Mattel Inc.	145	2,478
Newell Rubbermaid Inc.	106	1,775
Shaw Communications Inc. (b)	115	2,346
VF Corp.	40	2,853
Wynn Resorts Ltd. (b)	30	2,478
Yue Yuen Industrial Holdings Ltd.	1,478	3,510
		55,799
CONSUMER STAPLES - 4.6%
ConAgra Foods Inc. (b)	115	2,209
Costco Wholesale Corp.	114	8,014
Fresh Del Monte Produce Inc. (c)	42	990
Hershey Co. (b)	70	2,281
HJ Heinz Co.	59	2,835
Kimberly-Clark Corp.	40	2,383
Kraft Foods Inc. - Class A	84	2,385
PepsiAmericas Inc.	49	963
		22,060
ENERGY - 7.7%
Core Laboratories NV (c)	11	1,631
Enbridge Inc.	68	2,926
ENI SpA	188	6,981
National Oilwell Varco Inc. (c)	135	11,981
Spectra Energy Corp.	107	3,082
Statoil ASA	221	8,227
TransCanada Corp. (b)	66	2,573
		37,401

FINANCIALS - 12.7%
Aviva Plc	515	5,109
Barclays Plc	686	3,895
BOC Hong Kong Holdings Ltd.	1,906	5,049
Citigroup Inc.	181	3,038
Credit Agricole SA	204	4,147
Deutsche Bank AG	53	4,546
Forestar Real Estate Group Inc. (c)	27	523
Fortis	262	4,168
Guaranty Financial Group Inc. (b) (c)	31	168
HBOS Plc	471	2,580
HSBC Holdings Plc	410	6,317
ING Groep NV	176	5,564
Lloyds TSB Group Plc	731	4,485
Royal Bank of Scotland Group Plc	777	3,307
RSA Insurance Group Plc	1,811	4,509
Societe Generale - Class A	48	4,130
		61,535
HEALTH CARE - 7.8%
DENTSPLY International Inc.	39	1,449
Eli Lilly & Co.	52	2,400
Express Scripts Inc. (c)	161	10,124
Genzyme Corp. (c)	70	5,028
Henry Schein Inc. (b) (c)	24	1,216
Perrigo Co. (b)	40	1,276
Pfizer Inc.	236	4,122
Teva Pharmaceutical Industries Ltd. - ADR	214	9,781
Waters Corp. (c)	38	2,442
		37,838
INDUSTRIALS - 11.5%
AGCO Corp. (c)	34	1,797
Avery Dennison Corp. (b)	52	2,285
Citic Pacific Ltd.	951	3,505
Copart Inc. (c)	34	1,457
Deere & Co.	154	11,095
Flowserve Corp.	22	2,975
Fluor Corp.	33	6,185
FTI Consulting Inc. (b) (c)	24	1,627
General Electric Co.	145	3,862
Jacobs Engineering Group Inc. (c)	45	3,670
Joy Global Inc.	28	2,109
McDermott International Inc. (c)	85	5,275
Pitney Bowes Inc.	73	2,481
Robbins & Myers Inc.	38	1,885
Ryanair Holdings Plc - ADR (b) (c)	79	2,270
Stericycle Inc. (b) (c)	33	1,708
Valmont Industries Inc. (b)	16	1,647
		55,833
INFORMATION TECHNOLOGY - 22.0%
Adobe Systems Inc. (c)	151	5,959

Ansys Inc. (b) (c)	34	1,589
Apple Inc. (c)	72	12,107
Autodesk Inc. (c)	61	2,058
Cisco Systems Inc. (c)	530	12,333
Citrix Systems Inc. (c)	49	1,450
eBay Inc. (c)	356	9,724
Flextronics International Ltd. (c)	217	2,043
Intel Corp.	538	11,563
Intuit Inc. (c)	87	2,405
Logica Plc	2,279	4,880
Logitech International SA (b) (c)	49	1,304
Microsoft Corp.	402	11,052
Nokia Oyj - Class A - ADR	374	9,158
Nvidia Corp. (c)	146	2,734
Oracle Corp. (c)	633	13,300
Western Digital Corp. (b) (c)	83	2,866
		106,525
MATERIALS - 9.1%
Bemis Co. Inc. (b)	101	2,267
International Paper Co. (b)	85	1,981
Norsk Hydro ASA	480	6,999
Owens-Illinois Inc. (c)	60	2,482
Potash Corp.	100	22,806
Sigma-Aldrich Corp.	34	1,847
Sonoco Products Co.	84	2,592
Temple-Inland Inc. (b)	81	916
Weyerhaeuser Co. (b)	37	1,915
		43,805
TELECOMMUNICATION SERVICES - 10.2%
BT Group Plc	1,893	7,500
BT Group Plc - ADR (b)	38	1,500
Deutsche Telekom AG	312	5,121
France Telecom SA	191	5,587
Millicom International Cellular SA	26	2,739
PCCW Ltd.	8,924	5,402
Telecom Italia SpA	2,216	4,432
Telefonica SA - ADR (b)	146	11,658
TeliaSonera AB	737	5,447
		49,386
UTILITIES - 2.4%
Cheung Kong Infrastructure Holdings Ltd.	1,431	6,057
Enel SpA	580	5,503
		11,560

Total Common Stocks (cost $551,977)		481,742

RIGHTS - 0.0%
Barclays Plc (e)	677	28
HBOS Plc	189	40

Total Rights (cost $0)		68

SHORT TERM INVESTMENTS - 12.6%
Mutual Funds - 0.6%
JNL Money Market Fund, 2.37% (a) (d)	2,710	2,710

Securities Lending Collateral - 12.0%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	58,746	58,235

Total Short Term Investments (cost $61,456)		60,945

Total Investments - 112.1% (cost $613,433)		542,755
Other Assets and Liabilities, Net - (12.1%)		-58,619
Total Net Assets - 100%		$484,136

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 6.9%
AH Belo Corp. - Class A (b)	13	$73
Belo Corp.	67	490
Fred’s Inc. (b)	61	681
Superior Industries International Inc. (b)	32	543
Toll Brothers Inc. (b) (c)	58	1,089
		2,876
CONSUMER STAPLES - 4.1%
JM Smucker Co.	22	914
Smithfield Foods Inc. (b) (c)	40	794
		1,708
ENERGY - 3.0%
Overseas Shipholding Group Inc. (b)	16	1,247

FINANCIALS - 30.6%
Associated Bancorp (b)	43	823
Bank Mutual Corp.	55	555
BioMed Realty Trust Inc.	25	619
Boston Private Financial Holdings Inc. (b)	22	121
Brookline Bancorp Inc. (b)	58	549
Cathay General Bancorp (b)	44	476
Community Bank System Inc. (b)	29	606
DiamondRock Hospitality Co. (b)	39	425
Everest Re Group Ltd.	12	917
First Commonwealth Financial Corp. (b)	55	512
First Niagara Financial Group Inc. (b)	97	1,245
Hanover Insurance Group Inc.	25	1,082
Infinity Property & Casualty Corp.	16	672
Mercury General Corp. (b)	23	1,093
New York Community Bancorp Inc. (b)	66	1,183
Piper Jaffray Cos. (b) (c)	12	364
Susquehanna Bancshares Inc.	31	431

Unitrin Inc.	24	671
Zenith National Insurance Corp.	13	451
		12,795
HEALTH CARE - 7.1%
Conmed Corp. (b) (c)	25	671
Cross Country Healthcare Inc. (b) (c)	41	592
Par Pharmaceutical Cos. Inc. (c)	48	782
PharMerica Corp. (c)	42	948
		2,993
INDUSTRIALS - 10.5%
DRS Technologies Inc.	21	1,688
Insituform Technologies Inc. - Class A (c)	39	601
MPS Group Inc. (c)	107	1,133
Viad Corp. (b)	18	474
Watts Water Technologies Inc. (b)	19	484
		4,380
INFORMATION TECHNOLOGY - 21.3%
3Com Corp. (c)	258	548
Agilysis Inc. (b)	38	432
Avid Technology Inc. (b) (c)	20	343
Axcelis Technologies Inc. (c)	127	619
Black Box Corp.	16	432
Electro Scientific Industries Inc. (b) (c)	29	418
Imation Corp. (b)	55	1,272
InfoSpace Inc. (b)	31	258
Ingram Micro Inc. - Class A (c)	65	1,147
International Rectifier Corp. (c)	34	654
Kemet Corp. (b) (c)	176	571
Newport Corp. (b) (c)	46	520
Rudolph Technologies Inc. (c)	51	395
Secure Computing Corp. (b) (c)	61	251
Tech Data Corp. (c)	31	1,047
		8,907
MATERIALS - 9.0%
Chemtura Corp.	150	873
Cytec Industries Inc.	19	1,034
Louisiana-Pacific Corp. (b)	85	718
Sensient Technologies Corp. (b)	41	1,161
		3,786
UTILITIES - 7.3%
CH Energy Group Inc. (b)	13	457
Great Plains Energy Inc.	40	1,006
IDACORP Inc. (b)	33	957
PNM Resources Inc. (b)	54	651
		3,071

Total Common Stocks (cost $49,050)		41,763

SHORT TERM INVESTMENTS - 34.5%
Mutual Funds - 1.8%

JNL Money Market Fund, 2.37% (a) (d)	764	764

Securities Lending Collateral - 32.7%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	13,801	13,681

Total Short Term Investments (cost $14,565)		14,445

Total Investments - 134.3% (cost $63,615)		56,208
Other Assets and Liabilities, Net - (34.3%)		-14,351
Total Net Assets - 100%		$41,857

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 17.5%
Daimler AG	44	$2,700
Honda Motor Co. Ltd. - ADR (b)	127	4,329
Matsushita Electric Industrial Co. Ltd. - ADR	206	4,418
Toyota Motor Corp. - ADR (b)	40	3,736
		15,183
ENERGY - 10.4%
ENI SpA - ADR (b)	58	4,318
Repsol YPF SA - ADR (b)	118	4,648
		8,966
FINANCIALS - 52.7%
Aegon NV - NYS	241	3,154
Allianz SE - ADR	198	3,462
Allied Irish Banks Plc - ADR (b)	91	2,809
AXA SA - ADR	106	3,124
Barclays Plc - ADR (b)	104	2,402
Canadian Imperial Bank of Commerce (b)	59	3,244
Credit Suisse Group AG - ADR	70	3,182
Deutsche Bank AG	32	2,763
HSBC Holdings Plc - ADR (b)	50	3,865
ING Groep NV - ADR (b)	108	3,419
Kookmin Bank - ADR	58	3,368
Lloyds TSB Group Plc - ADR (b)	111	2,744
Mitsubishi UFJ Financial Group Inc. - ADR	452	3,977
Mizuho Financial Group Inc. - ADR (b)	441	4,092
		45,605
TELECOMMUNICATION SERVICES - 15.7%
Deutsche Telekom AG - ADR	195	3,186
France Telecom SA - ADR	118	3,508
Nippon Telegraph & Telephone Corp. - ADR	171	4,154
Telecom Italia SpA - ADR	136	2,713
		13,561
UTILITIES - 3.4%
Korea Electric Power Corp. - ADR	202	2,939

Total Common Stocks (cost $101,590)		86,254

RIGHTS - 0.0%
Barclays Plc	22	-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 31.2%
Mutual Funds - 1.0%
JNL Money Market Fund, 2.37% (a) (d)	827	827

Securities Lending Collateral - 30.2%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	26,307	26,078

Total Short Term Investments (cost $27,134)		26,905

Total Investments - 130.9% (cost $128,724)		113,159
Other Assets and Liabilities, Net - (30.9%)		-26,681
Total Net Assets - 100%		$86,478

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 3.2%
RCN Corp. (c)	12	$124
Virgin Media Inc.	89	1,211
		1,335
FINANCIALS - 4.7%
Leucadia National Corp. (b)	42	1,982

TELECOMMUNICATION SERVICES - 92.1%
AT&T Inc.	303	10,205
CenturyTel Inc.	33	1,162
Cincinnati Bell Inc. (b) (c)	76	302
Citizens Communications Co.	100	1,131
Embarq Corp.	45	2,124
Leap Wireless International Inc. (b) (c)	15	644
Level 3 Communications Inc. (b) (c)	465	1,372
MetroPCS Communications Inc. (c)	56	984
NII Holdings Inc. - Class B (c)	43	2,020
Qwest Communications International Inc. (b)	440	1,730
Sprint Nextel Corp.	229	2,178
Telephone & Data Systems Inc.	16	762
Telephone & Data Systems Inc. - Special Shares	16	708
tw telecom inc. (b) (c)	44	707
US Cellular Corp. (c)	5	277
Verizon Communications Inc.	297	10,527
Windstream Corp.	137	1,693
		38,526

Total Common Stocks (cost $52,241)		41,843

SHORT TERM INVESTMENTS - 15.1%
Securities Lending Collateral - 15.1%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	6,362	6,307

Total Short Term Investments (cost $6,362)		6,307

Total Investments - 115.1% (cost $58,603)		48,150
Other Assets and Liabilities, Net - (15.1%)		-6,324
Total Net Assets - 100%		$41,826

JNL/Mellon Capital Management Consumer Brands Sector Fund* (f)
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 68.0%
Amazon.com Inc. (c)	5	$349
Apollo Group Inc. - Class A (c)	2	95
Bed Bath & Beyond Inc. (b) (c)	4	116
Best Buy Co. Inc.	5	209
Carnival Corp.	7	219
CBS Corp. - Class B (b)	9	179
Clear Channel Communications Inc.	7	254
Comcast Corp. - Class A	30	564
Comcast Corp. - Special Class A	14	270
DirecTV Group Inc. (b) (c)	9	243
DISH Network Corp. (c)	3	97
GameStop Corp. - Class A (c)	2	97
Gap Inc.	8	140
H&R Block Inc.	5	110
Home Depot Inc.	26	620
International Game Technology	5	121
J.C. Penney Co. Inc.	3	111
Kohl’s Corp. (c)	5	183
Liberty Entertainment Ltd. - Class A (c)	8	188
Liberty Global Inc. - Class A (c)	3	80
Liberty Global Inc. (c)	2	76
Liberty Media Corp. - Capital (c)	2	29
Liberty Media Corp. - Interactive (c)	9	131
Lowe’s Cos. Inc.	23	478
Macy’s Inc.	7	128
Marriott International Inc. - Class A	5	127
McDonald’s Corp.	18	1,005
McGraw-Hill Cos. Inc.	5	202
News Corp. Inc. - Class A	29	430
News Corp. Inc. - Class B	7	105
Omnicom Group Inc.	5	227
Staples Inc.	11	264
Starbucks Corp. (c)	11	181
Starwood Hotels & Resorts Worldwide Inc.	3	108
Target Corp.	11	524
Time Warner Cable Inc. - Class A (c)	2	65

Time Warner Inc.	56	835
TJX Cos. Inc.	7	211
Viacom Inc. - Class A (c)	0	6
Viacom Inc. - Class B (c)	9	277
Walt Disney Co.	28	878
Yum! Brands Inc.	7	263
Other Securities		3,915
		14,710
CONSUMER STAPLES - 23.4%
Costco Wholesale Corp.	7	484
CVS Caremark Corp.	23	893
Kroger Co.	10	280
Safeway Inc.	7	198
SUPERVALU Inc.	3	103
SYSCO Corp.	9	260
Walgreen Co.	16	508
Wal-Mart Stores Inc.	38	2,163
Other Securities		178
		5,067
HEALTH CARE - 3.4%
AmerisourceBergen Corp.	3	101
Cardinal Health Inc.	6	290
McKesson Corp.	4	244
Other Securities		96
		731
INDUSTRIALS - 2.3%
Southwest Airlines Co.	12	150
Other Securities		347
		497
INFORMATION TECHNOLOGY - 3.3%
eBay Inc. (c)	18	487
NAVTEQ Corp. (c)	2	122
Other Securities		114
		723

Total Common Stocks (cost $25,957)		21,728

SHORT TERM INVESTMENTS - 9.2%
Securities Lending Collateral - 9.2%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	2,015	1,997

Total Short Term Investments (cost $2,015)		1,997

Total Investments - 109.6% (cost $27,972)		23,725
Other Assets and Liabilities, Net - (9.6%)		-2,087
Total Net Assets - 100%		$21,638

JNL/Mellon Capital Management Financial Sector Fund* (f)
COMMON STOCKS - 98.2%

FINANCIALS - 95.1%
ACE Ltd.	12	$688
AFLAC Inc.	18	1,115
Allstate Corp.	21	940
American Express Co.	38	1,441
American International Group Inc.	87	2,306
Aon Corp.	10	457
Bank of America Corp.	141	3,368
Bank of New York Mellon Corp. (a)	43	1,608
BB&T Corp. (b)	21	473
Boston Properties Inc.	4	405
Capital One Financial Corp. (b)	14	533
Charles Schwab Corp.	35	725
Chubb Corp.	14	681
Citigroup Inc.	203	3,397
CME Group Inc.	2	776
Equity Residential	10	391
Fannie Mae	37	715
Franklin Resources Inc.	6	555
Freddie Mac	24	398
Goldman Sachs Group Inc.	13	2,349
Hartford Financial Services Group Inc.	12	765
Invesco Ltd.	15	351
JPMorgan Chase & Co.	99	3,409
Lehman Brothers Holdings Inc. (b)	26	507
Lincoln National Corp.	10	443
Loews Corp. (b)	13	624
Marsh & McLennan Cos. Inc.	19	511
Merrill Lynch & Co. Inc.	32	1,002
MetLife Inc.	16	855
Morgan Stanley	38	1,357
Northern Trust Corp.	8	553
NYSE Euronext (b)	8	428
PNC Financial Services Group Inc. (b)	13	741
Principal Financial Group Inc. (b)	9	380
Progressive Corp.	24	447
Prologis	10	536
Prudential Financial Inc. (b)	16	979
Public Storage Inc.	5	392
Simon Property Group Inc. (b)	8	753
State Street Corp.	16	1,008
SunTrust Banks Inc.	13	477
T. Rowe Price Group Inc.	10	551
Travelers Cos. Inc.	23	982
U.S. Bancorp	64	1,797
Vornado Realty Trust	5	477
Wachovia Corp. (b)	80	1,241
Wells Fargo & Co.	116	2,759
Other Securities		21,079
		68,725

INDUSTRIALS - 0.2%
Other Securities		167

INFORMATION TECHNOLOGY - 2.9%
MasterCard Inc. (b)	3	703
Visa Inc. - Class A (c)	17	1,343
		2,046

Total Common Stocks (cost $99,365)		70,938

SHORT TERM INVESTMENTS - 19.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 2.37% (a) (d)	365	365

Securities Lending Collateral - 18.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	13,733	13,614

Total Short Term Investments (cost $14,098)		13,979

Total Investments - 117.5% (cost $113,463)		84,917
Other Assets and Liabilities, Net - (17.5%)		-12,617
Total Net Assets - 100%		$72,300

JNL/Mellon Capital Management Healthcare Sector Fund* (f)
COMMON STOCKS - 100.0%
HEALTH CARE - 100.0%
Abbott Laboratories	127	$6,745
Aetna Inc.	40	1,631
Alcon Inc.	6	1,025
Allergan Inc.	25	1,321
Amgen Inc. (c)	90	4,240
Applera Corp. - Applied Biosystems Group (c)	14	468
Applera Corp. - Celera Genomics Group (b) (c)	6	73
Barr Pharmaceuticals Inc. (c)	9	400
Baxter International Inc.	52	3,354
Beckman Coulter Inc.	5	347
Becton Dickinson & Co.	19	1,552
Biogen Idec Inc. (c)	24	1,361
Boston Scientific Corp. (c)	123	1,513
Bristol-Myers Squibb Co.	163	3,342
Celgene Corp. (c)	36	2,301
Cephalon Inc. (c)	6	371
Charles River Laboratories International Inc. (c)	6	356
Cigna Corp.	23	825
Covance Inc. (c)	5	451
Coventry Health Care Inc. (c)	13	383
Covidien Ltd.	41	1,966
CR Bard Inc.	8	731
DaVita Inc. (c)	9	466

DENTSPLY International Inc.	12	429
Eli Lilly & Co.	80	3,693
Express Scripts Inc. (c)	18	1,103
Forest Laboratories Inc. (c)	26	898
Genentech Inc. (c)	38	2,910
Genzyme Corp. (c)	22	1,581
Gilead Sciences Inc. (c)	76	4,032
Henry Schein Inc. (b) (c)	7	376
Hologic Inc. (b) (c)	21	464
Hospira Inc. (c)	13	522
Humana Inc. (c)	14	557
Illumina Inc. (b) (c)	5	396
Intuitive Surgical Inc. (c)	3	853
Johnson & Johnson	234	15,087
Laboratory Corp. of America Holdings (b) (c)	9	637
Medco Health Solutions Inc. (c)	42	1,986
Medtronic Inc.	93	4,809
Merck & Co. Inc.	178	6,695
Millipore Corp. (b) (c)	5	315
Pfizer Inc.	565	9,876
Pharmaceutical Product Development Inc.	9	373
Quest Diagnostics Inc.	12	600
Schering-Plough Corp.	135	2,649
St. Jude Medical Inc. (c)	28	1,150
Stryker Corp.	26	1,630
Thermo Fisher Scientific Inc. (b) (c)	35	1,944
UnitedHealth Group Inc.	102	2,668
Varian Inc. (c)	3	132
Varian Medical Systems Inc. (c)	10	544
Vertex Pharmaceuticals Inc. (c)	12	395
Waters Corp. (c)	8	536
WellPoint Inc. (c)	44	2,083
Wyeth	110	5,295
Zimmer Holdings Inc. (c)	19	1,301
Other Securities		11,486

Total Common Stocks (cost $137,886)		125,227

SHORT TERM INVESTMENTS - 4.2%
Securities Lending Collateral - 4.2%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	5,269	5,223

Total Short Term Investments (cost $5,269)		5,223

Total Investments - 104.2% (cost $143,155)		130,450
Other Assets and Liabilities, Net - (4.2%)		-5,219
Total Net Assets - 100%		$125,231

JNL/Mellon Capital Management Oil & Gas Sector Fund

COMMON STOCKS - 100.4%
ENERGY - 100.1%
Anadarko Petroleum Corp.	161	$12,035
Apache Corp.	115	15,916
Arena Resources Inc. (c)	14	748
Atlas America Inc.	13	599
Atwood Oceanics Inc. (b) (c)	10	1,204
Baker Hughes Inc.	107	9,361
Berry Petroleum Co. - Class A	12	733
Bill Barrett Corp. (c)	10	583
BJ Services Co.	102	3,268
Bristow Group Inc. (b) (c)	10	514
Cabot Oil & Gas Corp. - Class A	33	2,258
Cameron International Corp. (b) (c)	74	4,083
Carrizo Oil & Gas Inc. (c)	8	546
Cheniere Energy Inc. (b) (c)	14	63
Chesapeake Energy Corp. (b)	176	11,583
Chevron Corp.	723	71,635
Cimarex Energy Co. (b)	28	1,974
Comstock Resources Inc. (c)	16	1,350
ConocoPhillips	495	46,711
Continental Resources Inc. (c)	10	665
Core Laboratories NV (c)	8	1,127
Crosstex Energy Inc. (b)	16	542
Delta Petroleum Corp. (b) (c)	23	599
Denbury Resources Inc. (c)	83	3,024
Devon Energy Corp.	145	17,459
Diamond Offshore Drilling Inc.	22	3,092
Dresser-Rand Group Inc. (c)	28	1,078
Dril-Quip Inc. (c)	10	632
El Paso Corp. (b)	239	5,202
Encore Acquisition Co. (b) (c)	18	1,348
ENSCO International Inc.	49	3,968
EOG Resources Inc.	85	11,140
EXCO Resources Inc. (b) (c)	31	1,141
Exterran Holdings Inc. (b) (c)	23	1,638
Exxon Mobil Corp.	1,859	163,818
FMC Technologies Inc. (c)	45	3,482
Forest Oil Corp. (b) (c)	29	2,127
Frontier Oil Corp.	38	897
Global Industries Ltd. (b) (c)	30	546
Grey Wolf Inc. (b) (c)	56	509
Halliburton Co. (b)	302	16,050
Helix Energy Solutions Group Inc. (b) (c)	27	1,123
Helmerich & Payne Inc. (b)	33	2,382
Hercules Offshore Inc. (c)	28	1,076
Hess Corp.	100	12,585
Holly Corp.	16	586
ION Geophysical Corp. (c)	31	544
Key Energy Services Inc. (c)	42	820

Marathon Oil Corp.	247	12,786
Mariner Energy Inc. (b) (c)	27	1,007
Murphy Oil Corp. (b)	65	6,417
Nabors Industries Ltd. (b) (c)	95	4,699
National Oilwell Varco Inc. (c)	141	12,547
Newfield Exploration Co. (c)	46	3,033
Newpark Resources Inc. (c)	36	281
Noble Corp.	94	6,089
Noble Energy Inc.	60	5,993
Occidental Petroleum Corp.	285	25,585
Oceaneering International Inc. (c)	18	1,424
Oil States International Inc. (b) (c)	17	1,063
Parker Drilling Co. (b) (c)	34	337
Patterson-UTI Energy Inc.	55	1,982
Penn Virginia Corp. (b)	14	1,034
Petrohawk Energy Corp. (b) (c)	75	3,452
Pioneer Natural Resources Co.	41	3,187
Plains Exploration & Production Co. (c)	37	2,730
Pride International Inc. (c)	56	2,639
Quicksilver Resources Inc. (c)	37	1,429
Range Resources Corp.	52	3,402
Rowan Cos. Inc. (b)	37	1,752
Schlumberger Ltd.	412	44,279
SEACOR Holdings Inc. (b) (c)	8	715
Smith International Inc.	70	5,809
Southwestern Energy Co. (c)	119	5,688
St. Mary Land & Exploration Co. (b)	21	1,373
Stone Energy Corp. (c)	10	648
Sunoco Inc. (b)	39	1,584
Superior Energy Services Inc. (c)	28	1,555
Swift Energy Co. (b) (c)	9	605
Tesoro Corp. (b)	46	916
Tetra Technologies Inc. (c)	27	629
Tidewater Inc. (b)	18	1,166
Transocean Inc. (b) (c)	110	16,688
Ultra Petroleum Corp. (c)	52	5,062
Unit Corp. (c)	16	1,354
Valero Energy Corp.	186	7,669
Weatherford International Ltd. (c)	234	11,585
W-H Energy Services Inc. (c)	10	985
Whiting Petroleum Corp. (c)	15	1,577
XTO Energy Inc. (b)	174	11,941
		669,060
INDUSTRIALS - 0.1%
SunPower Corp. (b) (c)	13	925

UTILITIES - 0.2%
OGE Energy Corp.	31	970

Total Common Stocks (cost $497,646)		670,955

SHORT TERM INVESTMENTS - 8.6%
Mutual Funds - 0.8%
JNL Money Market Fund, 2.37% (a) (d)	5,810	5,810

Securities Lending Collateral - 7.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	52,318	51,863

Total Short Term Investments (cost $58,128)		57,673

Total Investments - 109.0% (cost $555,774)		728,628
Other Assets and Liabilities, Net - (9.0%)		-60,107
Total Net Assets - 100%		$668,521

JNL/Mellon Capital Management Technology Sector Fund* (f)
COMMON STOCKS - 100.0%
HEALTH CARE - 0.2%
Other Securities		$154

INDUSTRIALS - 1.1%
First Solar Inc. (b) (c)	2	640
Pitney Bowes Inc.	11	386
Other Securities		65
		1,091
INFORMATION TECHNOLOGY - 97.0%
Adobe Systems Inc. (c)	28	1,115
Akamai Technologies Inc. (b) (c)	9	300
Altera Corp.	16	330
Analog Devices Inc.	15	482
Apple Inc. (c)	40	6,656
Applied Materials Inc.	70	1,328
Autodesk Inc. (c)	12	404
BMC Software Inc. (c)	10	349
Broadcom Corp. - Class A (c)	24	659
CA Inc.	21	491
Cisco Systems Inc. (c)	272	6,318
Cognizant Technology Solutions Corp. (b) (c)	15	483
Computer Sciences Corp. (c)	8	375
Corning Inc.	80	1,848
Dell Inc. (c)	93	2,025
Electronic Data Systems Corp.	26	646
EMC Corp. (c)	108	1,581
Google Inc. - Class A (c)	11	5,710
Harris Corp.	7	359
Hewlett-Packard Co.	111	4,917
Intel Corp.	258	5,545
International Business Machines Corp.	62	7,391
Intuit Inc. (c)	16	440
Juniper Networks Inc. (c)	27	596
KLA-Tencor Corp.	9	370
Linear Technology Corp. (b)	11	348
Marvell Technology Group Ltd. (c)	24	426
MEMC Electronic Materials Inc. (c)	12	726
Microchip Technology Inc. (b)	10	302
Microsoft Corp.	376	10,352
Motorola Inc.	116	850
NetApp Inc. (b) (c)	18	389
Nvidia Corp. (c)	29	536
Oracle Corp. (c)	202	4,243
QUALCOMM Inc.	83	3,692
Salesforce.com Inc. (b) (c)	5	353
Seagate Technology Inc.	28	527
Sun Microsystems Inc. (b) (c)	41	446
Symantec Corp. (c)	44	842
Texas Instruments Inc.	68	1,915
VeriSign Inc. (b) (c)	11	432
Western Digital Corp. (c)	11	389
Xerox Corp.	48	646
Xilinx Inc. (b)	14	365
Yahoo! Inc. (c)	65	1,352
Other Securities		11,280
		91,129
TELECOMMUNICATION SERVICES - 1.7%
American Tower Corp. (c)	21	879
Crown Castle International Corp. (c)	15	564
Other Securities		179
		1,622

Total Common Stocks (cost $100,409)		93,996

SHORT TERM INVESTMENTS - 6.8%
Securities Lending Collateral - 6.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.70% (a) (d)	6,407	6,351

Total Short Term Investments (cost $6,407)		6,351

Total Investments - 106.8% (cost $106,816)		100,347
Other Assets and Liabilities, Net - (6.8%)		-6,394
Total Net Assets - 100%		$93,953

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments
June 30, 2008

(a) Investment in affiliate.
(b) All or portion of the security has been loaned.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2008.
(e) Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Managers. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note below.
(f) For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2008. Certain captions named "Other Securities" may include securities for which the footnotes mentioned above are applicable.

* A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jnl.com, www.sec.gov, or call the Shareholder Service Center at 888-276-0061.

Abbreviations:
ADR - American Depository Receipt
NYS - New York Registered Shares

Investments in affiliates - During the period ended June 30, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM. The JNL Money
Market Fund is offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, which may be considered affiliated with the Funds.

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. Transactions for the period ended
June 30, 2008, are shown below (in thousands):

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	6/30/2008
Bank of New York Mellon Corp.	$1,209	$939	$140	$14	$33	$1,608

SFAS No. 157, “Fair Value Measurements” - In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, “Fair Value Measurements.”
This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosure requirements about fair value measurements.

SFAS No. 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Funds’ investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are directly observable. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Funds’ own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds' assets as of June 30, 2008 (in thousands):

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management DowSM 10 Fund	$ 544,691	$ -	$ -	$ 544,691
JNL/Mellon Capital Management S&P® 10 Fund	744,301	-	-	744,301
JNL/Mellon Capital Management Global 15 Fund	709,238	309,963	-	1,019,201
JNL/Mellon Capital Management Nasdaq® 25 Fund	77,437	7,672	-	85,109
JNL/Mellon Capital Management Value Line® 30 Fund	1,020,876	140,321	-	1,161,197
JNL/Mellon Capital Management DowSM Dividend Fund	374,330	-	-	374,330
JNL/Mellon Capital Management S&P® 24 Fund	28,467	-	-	28,467
JNL/Mellon Capital Management 25 Fund	606,974	-	-	606,974
JNL/Mellon Capital Management Select Small-Cap Fund	699,124	-	-	699,124
JNL/Mellon Capital Management JNL 5 Fund	5,217,483	302,518	-	5,520,001
JNL/Mellon Capital Management VIP Fund	389,994	71,871	-	461,865
JNL/Mellon Capital Management JNL Optimized 5 Fund	386,495	156,260	-	542,755
JNL/Mellon Capital Management S&P® SMid 60 Fund	56,208	-	-	56,208
JNL/Mellon Capital Management NYSE® International 25 Fund	38,766	74,393	-	113,159
JNL/Mellon Capital Management Communications Sector Fund	48,150	-	-	48,150
JNL/Mellon Capital Management Consumer Brands Sector Fund	23,725	-	-	23,725
JNL/Mellon Capital Management Financial Sector Fund	84,916	1	-	84,917
JNL/Mellon Capital Management Healthcare Sector Fund	130,450	-	-	130,450
JNL/Mellon Capital Management Oil & Gas Sector Fund	728,628	-	-	728,628
JNL/Mellon Capital Management Technology Sector Fund	100,347	-	-	100,347

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (Continued)
June 30, 2008

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management DowSM 10 Fund	6.9%	- %	- %	25.1%	20.8%	8.2%	- %
JNL/Mellon Capital Management S&P® 10 Fund	14.6	-	31.2	-	7.8	24.3	-
JNL/Mellon Capital Management Global 15 Fund	14.6	-	7.1	19.6	5.7	17.5	7.0
JNL/Mellon Capital Management Nasdaq® 25 Fund	6.5	4.7	-	-	18.2	4.2	57.0
JNL/Mellon Capital Management Value Line® 30 Fund	6.8	1.5	8.2	-	7.1	29.0	16.0
JNL/Mellon Capital Management DowSM Dividend Fund	2.4	3.9	-	39.7	-	3.4	-
JNL/Mellon Capital Management S&P® 24 Fund	10.5	10.2	13.7	10.9	11.4	10.8	11.3
JNL/Mellon Capital Management 25 Fund	21.4	17.0	7.7		3.3	11.2	-
JNL/Mellon Capital Management Select Small-Cap Fund	6.2	2.6	16.9	2.0	8.9	21.8	12.3
JNL/Mellon Capital Management JNL 5 Fund	15.0	5.7	12.1	6.6	9.5	11.6	5.3
JNL/Mellon Capital Management VIP Fund	7.5	3.0	7.3	7.8	7.5	12.5	25.3
JNL/Mellon Capital Management JNL Optimized 5 Fund	10.3	4.1	6.9	11.3	7.0	10.3	19.6
JNL/Mellon Capital Management S&P® SMid 60 Fund	5.1	3.0	2.2	22.8	5.3	7.8	15.8
JNL/Mellon Capital Management NYSE® International 25 Fund	13.4	-	7.9	40.3	-	-	-
JNL/Mellon Capital Management Communications Sector Fund	2.8	-	-	4.1	-	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	62.0	21.4	-	-	3.1	2.1	3.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	80.9	-	0.2	2.4
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	96.0	-	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	91.8	-	-	0.1	-
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.2	1.1	90.8

Summary of Investments by Sector (percentage of total investments) (continued):

			Telecommunication		Short-Term
	Materials	Energy	Services	Utilities	Securities	Total
JNL/Mellon Capital Management DowSM 10 Fund	10.4%	- %	21.1%	- %	7.5%	100.0%
JNL/Mellon Capital Management S&P® 10 Fund	11.6	-	-	-	10.5	100.0
JNL/Mellon Capital Management Global 15 Fund	-	-	19.6	-	8.9	100.0
JNL/Mellon Capital Management Nasdaq® 25 Fund	1.8	-	2.6	-	5.0	100.0
JNL/Mellon Capital Management Value Line® 30 Fund	15.3	-	6.8	-	9.3	100.0
JNL/Mellon Capital Management DowSM Dividend Fund	7.8	-	-	17.9	24.9	100.0
JNL/Mellon Capital Management S&P® 24 Fund	-	-	-	13.3	7.9	100.0
JNL/Mellon Capital Management 25 Fund	23.9	-	-	-	15.5	100.0
JNL/Mellon Capital Management Select Small-Cap Fund	4.1	-	1.8	-	23.4	100.0
JNL/Mellon Capital Management JNL 5 Fund	9.5	-	5.8	5.0	13.9	100.0
JNL/Mellon Capital Management VIP Fund	5.2	-	4.8	2.8	16.3	100.0
JNL/Mellon Capital Management JNL Optimized 5 Fund	8.1	-	9.1	2.1	11.2	100.0
JNL/Mellon Capital Management S&P® SMid 60 Fund	6.7	-	-	5.5	25.8	100.0
JNL/Mellon Capital Management NYSE® International 25 Fund	-	-	12.0	2.6	23.8	100.0
JNL/Mellon Capital Management Communications Sector Fund	-	-	80.0	-	13.1	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	-	8.4	100.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	-	16.5	100.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	4.0	100.0
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	-	0.1	8.0	100.0
JNL/Mellon Capital Management Technology Sector Fund	-	-	1.6	-	6.3	100.0

Summary of Investments by Country*:

	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management	Management	Management	Management	Management	Management	Management NYSE®
	Global 15 Fund	Nasdaq® 25 Fund	Value Line® 30 Fund	25 Fund	JNL 5 Fund	VIP Fund	JNL Optimized 5 Fund	International 25 Fund
Belgium	- %	- %	- %	- %	- %	0.6%	0.9%	- %
Bermuda	-	-	0.7	-	0.2	0.3	0.2	-
Canada	-	-	14.6	14.0	3.5	3.6	6.4	3.8
Cayman Islands	-	-	0.9	-	-	0.1	0.2	-
Finland	-	-	5.8	-	-	1.2	1.9	-
France	-	-	-	-	-	1.9	2.9	7.7
Germany	-	-	-	-	-	1.4	2.0	13.9
Greece	-	-	-	-	0.3	0.3	-	-
Hong Kong	37.2	-	-	-	7.1	0.2	4.9	-
Ireland	-	2.3	-	-	-	0.3	0.5	3.3
Israel	-	7.2	-	-	-	1.3	2.0	-
Italy	-	-	-	-	-	2.4	3.5	8.2
Japan	-	-	-	-	-	-	-	28.6
Luxembourg	-	2.8	-	-	-	0.4	0.6	-
Netherlands	-	-	1.4	-	-	1.0	1.3	7.6
Norway	-	-	-	-	-	2.0	3.2	-
South Korea	-	-	-	-	-	-	-	7.3
Spain	-	-	7.5	-	-	1.6	2.4	5.4
Sweden	-	-	-	-	-	0.8	1.1	-
Switzerland	-	1.3	-	-	-	0.2	0.3	3.7
United Kingdom	33.4	-	-	-	6.4	4.3	10.6	7.3
United States	29.4	86.4	69.1	86.0	82.5	76.1	55.1	3.2
Total Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the above table are those which have greater than 10% of their portfolios invested in non-U.S. securities or greater than 5% of their portfolio in one country outside of the U.S. at June 30, 2008. Percentages represent the Funds' total long-term investments.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Assets	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 503,900	$ 665,926	$ 928,450	$ 80,967	$ 1,054,080	$ 281,029	$ 6,245
Investments - affiliated, at value (c)	40,791	78,375	90,751	4,142	107,117	93,301	2,222
Cash	-	1	-	-	1	1	-
Foreign currency (d)	-	-	45	-	-	-	-
Receivables:
Investment securities sold	-	-	3,810	304	-	258	-
Fund shares sold	1,590	395	2,403	111	1,487	1,633	89
Dividends and interest	1,158	631	2,343	2	522	1,115	34
Foreign taxes recoverable	-	-	-	-	55	-	-
Other assets	5	4	6	1	7	2	-
Total assets	547,444	745,332	1,027,808	85,527	1,163,269	377,339	28,590

Liabilities
Cash overdraft	5	-	479	50	-	-	-
Payables:
Advisory fees	133	162	233	24	253	78	8
Administrative fees	69	84	165	10	134	39	3
12b-1 fees (Class A)	92	112	165	14	179	52	4
Investment securities purchased	-	-	2,700	-	-	1,441	-
Fund shares redeemed	2,443	3,717	3,541	265	3,136	1,217	45
Manager fees	12	12	18	1	15	5	-
Other expenses	51	83	30	8	404	28	2
Return of collateral for securities loaned	41,149	78,555	91,547	4,178	104,992	93,097	2,190
Total liabilities	43,954	82,725	98,878	4,550	109,113	95,957	2,252
Net assets	$ 503,490	$ 662,607	$ 928,930	$ 80,977	$ 1,054,156	$ 281,382	$ 26,338

Net assets consist of:
Paid-in capital	$ 647,501	$ 591,570	$ 1,088,221	$ 90,006	$ 1,049,548	$ 469,656	$ 27,384
Undistributed net investment income (loss)	-	-	-	(31)	3,438	9,359	89
Accumulated net realized gain (loss)	-	-	-	3,357	3,084	(32,150)	(338)
Net unrealized appreciation (depreciation)
on investments and foreign currency	(144,011)	71,037	(159,291)	(12,355)	(1,914)	(165,483)	(797)
	$ 503,490	$ 662,607	$ 928,930	$ 80,977	$ 1,054,156	$ 281,382	$ 26,338

Class A
Net assets	$ 503,490	$ 662,607	$ 928,930	$ 80,880	$ 1,053,998	$ 281,301	$ 26,241
Shares outstanding (no par value),
unlimited shares authorized	53,742	41,991	53,092	7,137	59,477	37,059	2,524
Net asset value per share	$ 9.37	$ 15.78	$ 17.50	$ 11.33	$ 17.72	$ 7.59	$ 10.40

Class B
Net assets	n/a	n/a	n/a	$ 97	$ 158	$ 81	$ 97
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	11	16	12	10
Net asset value per share	n/a	n/a	n/a	$ 8.89	$ 9.57	$ 6.66	$ 9.29

(a) Including value of securities on loan	$ 39,373	$ 76,807	$ 86,123	$ 4,047	$ 101,827	$ 86,627	$ 2,129
(b) Investments - unaffiliated, at cost	647,553	594,205	1,086,966	93,286	1,055,081	445,702	27,023
(c) Investments - affiliated, at cost	41,149	79,058	91,547	4,178	108,030	94,111	2,241
(d) Foreign currency, at cost	-	-	45	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Assets	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund

Investments - unaffiliated, at value (a) (b)	$ 512,367	$ 535,791	$ 4,757,313	$ 385,968	$ 481,810	$ 41,763	$ 86,254
Investments - affiliated, at value (c)	94,607	163,333	762,688	75,897	60,945	14,445	26,905
Cash	2	-	-	11	-	-	65
Foreign currency (d)	-	-	1,834	324	1,012	-	-
Receivables:
Investment securities sold	-	-	1,813	-	-	-	-
Fund shares sold	724	444	9,099	804	2,928	252	370
Dividends and interest	963	238	6,118	204	297	31	114
Foreign taxes recoverable	-	-	-	19	119	-	47
Other assets	5	4	23	3	3	-	-
Total assets	608,668	699,810	5,538,888	463,230	547,114	56,491	113,755

Liabilities
Cash overdraft	-	-	3,817	-	-	-	-
Payables:
Advisory fees	132	134	1,121	97	119	14	26
Administrative fees	68	69	617	49	61	6	15
12b-1 fees (Class A)	91	92	821	65	82	7	15
Investment securities purchased	-	-	1,813	2,988	2,660	730	641
Fund shares redeemed	2,002	2,785	11,121	611	1,247	75	253
Manager fees	11	10	69	6	4	-	1
Other expenses	2	2	204	42	59	1	19
Return of collateral for securities loaned	95,243	164,589	769,382	73,314	58,746	13,801	26,307
Total liabilities	97,549	167,681	788,965	77,172	62,978	14,634	27,277
Net assets	$ 511,119	$ 532,129	$ 4,749,923	$ 386,058	$ 484,136	$ 41,857	$ 86,478

Net assets consist of:
Paid-in capital	$ 570,108	$ 568,710	$ 5,104,381	$ 352,213	$ 537,884	$ 53,051	$ 98,579
Undistributed net investment income (loss)	24,198	2,636	157,119	8,601	6,809	550	2,411
Accumulated net realized gain (loss)	(387)	(30,600)	295,145	63,292	10,109	(4,337)	1,053
Net unrealized appreciation (depreciation)
on investments and foreign currency	(82,800)	(8,617)	(806,722)	(38,048)	(70,666)	(7,407)	(15,565)
	$ 511,119	$ 532,129	$ 4,749,923	$ 386,058	$ 484,136	$ 41,857	$ 86,478

Class A
Net assets	$ 510,956	$ 531,944	$ 4,740,131	$ 385,047	$ 483,421	$ 41,724	$ 86,362
Shares outstanding (no par value),
unlimited shares authorized	44,948	29,156	382,659	30,067	47,126	5,726	9,122
Net asset value per share	$ 11.37	$ 18.24	$ 12.39	$ 12.81	$ 10.26	$ 7.29	$ 9.47

Class B
Net assets	$ 163	$ 185	$ 9,792	$ 1,011	$ 715	$ 133	$ 116
Shares outstanding (no par value),
unlimited shares authorized	14	10	787	79	70	18	12
Net asset value per share	$ 11.47	$ 18.32	$ 12.44	$ 12.86	$ 10.20	$ 7.21	$ 9.32

(a) Including value of securities on loan	$ 90,800	$ 158,246	$ 739,745	$ 70,634	$ 56,728	$ 13,005	$ 25,270
(b) Investments - unaffiliated, at cost	594,337	542,976	5,557,342	423,380	551,977	49,050	101,590
(c) Investments - affiliated, at cost	95,436	164,765	769,382	76,535	61,456	14,565	27,134
(d) Foreign currency, at cost	-	-	1,832	322	1,008	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Management	Capital	Capital	Capital	Capital
	Management	Consumer	Management	Management	Management	Management
	Communications	Brands Sector	Financial	Healthcare	Oil & Gas	Technology
Assets	Sector Fund	Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund

Investments - unaffiliated, at value (a) (b)	$ 41,843	$ 21,728	$ 69,330	$ 125,227	$ 670,955	$ 93,996
Investments - affiliated, at value (c)	6,307	1,997	15,587	5,223	57,673	6,351
Cash	-	-	6	-	-	-
Foreign currency (d)	-	-	-	-	-	-
Receivables:
Investment securities sold	152	556	237	495	-	200
Fund shares sold	62	57	1,716	297	2,433	361
Dividends and interest	35	11	150	83	246	20
Foreign taxes recoverable	1	-	-	3	-	-
Other assets	-	-	1	1	3	1
Total assets	48,400	24,349	87,027	131,329	731,310	100,929

Liabilities
Cash overdraft	7	532	-	443	-	112
Payables:
Advisory fees	14	7	22	35	153	28
Administrative fees	6	3	10	16	79	12
12b-1 fees (Class A)	7	4	13	21	106	16
Investment securities purchased	-	-	539	-	4,393	-
Fund shares redeemed	173	148	404	302	5,689	393
Manager fees	1	-	1	2	7	1
Other expenses	4	2	5	10	44	7
Return of collateral for securities loaned	6,362	2,015	13,733	5,269	52,318	6,407
Total liabilities	6,574	2,711	14,727	6,098	62,789	6,976
Net assets	$ 41,826	$ 21,638	$ 72,300	$ 125,231	$ 668,521	$ 93,953

Net assets consist of:
Paid-in capital	$ 49,488	$ 23,542	$ 96,938	$ 132,422	$ 452,967	$ 96,853
Undistributed net investment income (loss)	2,530	133	2,259	1,874	4,558	68
Accumulated net realized gain (loss)	261	2,210	1,649	3,640	38,142	3,500
Net unrealized appreciation (depreciation)
on investments and foreign currency	(10,453)	(4,247)	(28,546)	(12,705)	172,854	(6,468)
	$ 41,826	$ 21,638	$ 72,300	$ 125,231	$ 668,521	$ 93,953

Class A
Net assets	$ 41,606	$ 21,538	$ 72,097	$ 125,038	$ 667,355	$ 93,714
Shares outstanding (no par value),
unlimited shares authorized	8,580	2,197	7,971	10,671	16,324	14,025
Net asset value per share	$ 4.85	$ 9.80	$ 9.05	$ 11.72	$ 40.88	$ 6.68

Class B
Net assets	$ 220	$ 100	$ 203	$ 193	$ 1,166	$ 239
Shares outstanding (no par value),
unlimited shares authorized	46	10	23	16	28	35
Net asset value per share	$ 4.75	$ 9.87	$ 9.02	$ 11.70	$ 41.30	$ 6.74

(a) Including value of securities on loan	$ 6,172	$ 1,917	$ 13,161	$ 5,061	$ 50,511	$ 6,075
(b) Investments - unaffiliated, at cost	52,241	25,957	97,564	137,886	497,646	100,409
(c) Investments - affiliated, at cost	6,362	2,015	15,899	5,269	58,128	6,407
(d) Foreign currency, at cost	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment income
Dividends (a)	$ 14,674	$ 5,023	$ 24,992	$ 273	$ 5,003	$ 9,006	$ 182
Foreign taxes withheld	-	-	(696)	(13)	(696)	(50)	-
Interest	-	-	5	-	1	-	-
Securities lending	200	253	294	21	476	280	2
Total investment income	14,874	5,276	24,595	281	4,784	9,236	184

Expenses
Advisory fees	946	978	1,524	153	1,448	544	46
Administrative fees	491	508	1,079	67	767	276	19
12b-1 fees (Class A)	654	677	1,079	89	1,023	367	25
Legal fees	1	2	3	-	3	1	-
Licensing fees	74	159	41	18	767	41	5
Manager fees	10	11	17	1	16	5	-
Other expenses	24	28	39	3	20	18	-
Total expenses	2,200	2,363	3,782	331	4,044	1,252	95
Net investment income (loss)	12,674	2,913	20,813	(50)	740	7,984	89

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	32,240	(66,561)	116,043	199	(6,740)	(25,462)	(210)
Foreign currency related items	-	-	(221)	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	(241,624)	30,026	(381,978)	(16,742)	(61,710)	(104,523)	(1,302)
Foreign currency related items	-	-	65	-	-	-	-
Net realized and unrealized
gain (loss)	(209,384)	(36,535)	(266,091)	(16,543)	(68,450)	(129,985)	(1,512)

Net increase (decrease) in net assets
from operations	$ (196,710)	$ (33,622)	$ (245,278)	$ (16,593)	$ (67,710)	$ (122,001)	$ (1,423)

(a) Dividends from affiliated investments	$ 209	$ 261	$ 326	$ 27	$ 538	$ 322	$ 8

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Investment income
Dividends (a)	$ 9,468	$ 2,267	$ 73,118	$ 4,796	$ 9,092	$ 656	$ 2,890
Foreign taxes withheld	(142)	(9)	(1,310)	(491)	(920)	-	(311)
Interest	-	-	123	4	5	-	-
Securities lending	363	836	3,162	303	122	44	162
Total investment income	9,689	3,094	75,093	4,612	8,299	700	2,741

Expenses
Advisory fees	858	822	6,895	579	648	76	148
Administrative fees	444	424	3,793	294	331	31	86
12b-1 fees (Class A)	592	565	5,047	391	441	41	86
Legal fees	1	1	14	1	2	-	-
Licensing fees	-	-	357	82	107	6	17
Manager fees	9	9	77	6	6	1	1
Other expenses	23	18	74	11	6	1	1
Total expenses	1,927	1,839	16,257	1,364	1,541	156	339
Net investment income (loss)	7,762	1,255	58,836	3,248	6,758	544	2,402

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(41,065)	(77,478)	(86,266)	(765)	(8,296)	(1,733)	(1,528)
Foreign currency related items	5	-	(1,915)	(67)	(87)	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	(58,638)	43,904	(704,757)	(56,806)	(68,004)	(5,795)	(15,245)
Foreign currency related items	(1)	-	109	(12)	3	-	(1)
Net realized and unrealized
gain (loss)	(99,699)	(33,574)	(792,829)	(57,650)	(76,384)	(7,528)	(16,774)

Net increase (decrease) in net assets
from operations	$ (91,937)	$ (32,319)	$ (733,993)	$ (54,402)	$ (69,626)	$ (6,984)	$ (14,372)

(a) Dividends from affiliated investments	$ 374	$ 871	$ 3,420	$ 317	$ 201	$ 55	$ 183

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Management	Capital	Capital	Capital	Capital
	Management	Consumer	Management	Management	Management	Management
	Communications	Brands Sector	Financial	Healthcare	Oil & Gas	Technology
	Sector Fund	Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Investment income
Dividends (a)	$ 920	$ 126	$ 1,145	$ 1,201	$ 3,572	$ 346
Foreign taxes withheld	-	-	(1)	(2)	-	-
Interest	-	-	-	-	-	-
Securities lending	33	11	30	23	102	24
Total investment income	953	137	1,174	1,222	3,674	370

Expenses
Advisory fees	91	38	119	211	792	149
Administrative fees	37	15	50	97	409	65
12b-1 fees (Class A)	50	21	67	130	544	86
Legal fees	-	-	-	-	2	-
Licensing fees	6	2	7	15	61	10
Manager fees	1	-	1	2	8	1
Other expenses	6	1	1	3	7	3
Total expenses	191	77	245	458	1,823	314
Net investment income (loss)	762	60	929	764	1,851	56

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(5,189)	(120)	(2,651)	772	7,817	1,851
Foreign currency related items	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	(8,567)	(2,590)	(21,159)	(19,747)	53,115	(16,185)
Foreign currency related items	-	-	-	-	-	-
Net realized and unrealized
gain (loss)	(13,756)	(2,710)	(23,810)	(18,975)	60,932	(14,334)

Net increase (decrease) in net assets
from operations	$ (12,994)	$ (2,650)	$ (22,881)	$ (18,211)	$ 62,783	$ (14,278)

(a) Dividends from affiliated investments	$ 35	$ 15	$ 64	$ 54	$ 167	$ 36

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income (loss)	$ 12,674	$ 2,913	$ 20,813	$ (50)	$ 740	$ 7,984	$ 89
Net realized gain (loss)	32,240	(66,561)	115,822	199	(6,740)	(25,462)	(210)
Net change in unrealized appreciation
(depreciation)	(241,624)	30,026	(381,913)	(16,742)	(61,710)	(104,523)	(1,302)
Net increase (decrease) in net assets from
operations	(196,710)	(33,622)	(245,278)	(16,593)	(67,710)	(122,001)	(1,423)

Share transactions¹
Proceeds from the sale of shares
Class A	78,322	60,738	164,424	28,599	232,941	125,372	13,278
Class B	-	-	-	13	104	28	4
Cost of shares redeemed
Class A	(193,573)	(198,094)	(298,525)	(42,448)	(278,126)	(122,894)	(8,946)
Class B	-	-	-	(5)	(43)	(10)	-
Net increase (decrease) in net assets
from share transactions	(115,251)	(137,356)	(134,101)	(13,841)	(45,124)	2,496	4,336

Net increase (decrease) in net assets	(311,961)	(170,978)	(379,379)	(30,434)	(112,834)	(119,505)	2,913

Net assets beginning of period	815,451	833,585	1,308,309	111,411	1,166,990	400,887	23,425

Net assets end of period	$ 503,490	$ 662,607	$ 928,930	$ 80,977	$ 1,054,156	$ 281,382	$ 26,338

Undistributed net investment
income (loss)	$ -	$ -	$ -	$ (31)	$ 3,438	$ 9,359	$ 89

¹Share transactions
Shares sold
Class A	6,784	3,996	8,216	2,392	13,632	12,641	1,283
Class B	-	-	-	1	11	3	-
Shares redeemed
Class A	(16,558)	(13,202)	(14,894)	(3,550)	(16,313)	(12,725)	(865)
Class B	-	-	-	-	(5)	(1)	-
Net increase (decrease)
Class A	(9,774)	(9,206)	(6,678)	(1,158)	(2,681)	(84)	418
Class B	-	-	-	1	6	2	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 130,762	$ 615,408	$ 590,785	$ 29,164	$ 385,362	$ 125,618	$ 11,416
Proceeds from sales of securities	230,809	746,118	698,458	41,562	441,859	105,852	6,573

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Net investment income (loss)	$ 7,762	$ 1,255	$ 58,836	$ 3,248	$ 6,758	$ 544	$ 2,402
Net realized gain (loss)	(41,060)	(77,478)	(88,181)	(832)	(8,383)	(1,733)	(1,528)
Net change in unrealized appreciation
(depreciation)	(58,639)	43,904	(704,648)	(56,818)	(68,001)	(5,795)	(15,246)
Net increase (decrease) in net assets from
operations	(91,937)	(32,319)	(733,993)	(54,402)	(69,626)	(6,984)	(14,372)

Share transactions¹
Proceeds from the sale of shares
Class A	61,944	74,388	789,219	79,856	271,391	26,079	65,261
Class B	39	52	2,946	212	435	58	100
Cost of shares redeemed
Class A	(164,927)	(150,102)	(1,000,960)	(89,406)	(125,738)	(15,373)	(32,243)
Class B	(135)	(36)	(2,320)	(246)	(163)	(1)	(140)
Net increase (decrease) in net assets
from share transactions	(103,079)	(75,698)	(211,115)	(9,584)	145,925	10,763	32,978

Net increase (decrease) in net assets	(195,016)	(108,017)	(945,108)	(63,986)	76,299	3,779	18,606

Net assets beginning of period	706,135	640,146	5,695,031	450,044	407,837	38,078	67,872

Net assets end of period	$ 511,119	$ 532,129	$ 4,749,923	$ 386,058	$ 484,136	$ 41,857	$ 86,478

Undistributed net investment
income (loss)	$ 24,198	$ 2,636	$ 157,119	$ 8,601	$ 6,809	$ 550	$ 2,411

¹Share transactions
Shares sold
Class A	4,900	4,002	59,698	6,024	24,780	3,239	6,249
Class B	3	3	224	16	40	7	9
Shares redeemed
Class A	(13,217)	(8,237)	(76,241)	(6,815)	(11,610)	(1,897)	(3,116)
Class B	(11)	(2)	(175)	(18)	(15)	-	(14)
Net increase (decrease)
Class A	(8,317)	(4,235)	(16,543)	(791)	13,170	1,342	3,133
Class B	(8)	1	49	(2)	25	7	(5)
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 399,670	$ 561,642	$ 1,745,956	$ 109,821	$ 269,582	$ 28,543	$ 55,418
Proceeds from sales of securities	492,240	629,820	1,655,634	132,108	107,889	16,515	17,633

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Management	Capital	Capital	Capital	Capital
	Management	Consumer	Management	Management	Management	Management
	Communications	Brands Sector	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income (loss)	$ 762	$ 60	$ 929	$ 764	$ 1,851	$ 56
Net realized gain (loss)	(5,189)	(120)	(2,651)	772	7,817	1,851
Net change in unrealized appreciation
(depreciation)	(8,567)	(2,590)	(21,159)	(19,747)	53,115	(16,185)
Net increase (decrease) in net assets from
operations	(12,994)	(2,650)	(22,881)	(18,211)	62,783	(14,278)

Share transactions¹
Proceeds from the sale of shares
Class A	15,175	11,865	68,458	82,833	235,294	53,824
Class B	34	2	85	74	318	44
Cost of shares redeemed
Class A	(47,286)	(6,755)	(28,508)	(52,889)	(146,265)	(50,199)
Class B	(7)	(1)	(24)	(23)	(134)	(18)
Net increase (decrease) in net assets
from share transactions	(32,084)	5,111	40,011	29,995	89,213	3,651

Net increase (decrease) in net assets	(45,078)	2,461	17,130	11,784	151,996	(10,627)

Net assets beginning of period	86,904	19,177	55,170	113,447	516,525	104,580

Net assets end of period	$ 41,826	$ 21,638	$ 72,300	$ 125,231	$ 668,521	$ 93,953

Undistributed net investment
income (loss)	$ 2,530	$ 133	$ 2,259	$ 1,874	$ 4,558	$ 68

¹Share transactions
Shares sold
Class A	2,956	1,118	6,131	6,508	6,380	7,777
Class B	7	-	8	6	9	6
Shares redeemed
Class A	(9,378)	(646)	(2,598)	(4,327)	(4,056)	(7,337)
Class B	(2)	-	(2)	(2)	(4)	(3)
Net increase (decrease)
Class A	(6,422)	472	3,533	2,181	2,324	440
Class B	5	-	6	4	5	3
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 6,302	$ 8,722	$ 49,500	$ 56,372	$ 122,284	$ 30,913
Proceeds from sales of securities	37,467	3,430	9,637	25,431	28,146	26,763

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income	$ 25,655	$ 7,443	$ 39,700	$ (163)	$ 2,144	$ 11,505	$ 187
Net realized gain (loss)	4,099	84,199	128,723	11,802	123,923	24,856	953
Net change in unrealized appreciation
depreciation	(20,532)	(50,326)	(48,237)	1,764	35,051	(82,402)	81
Net increase in net assets from
operations	9,222	41,316	120,186	13,403	161,118	(46,041)	1,221

Distributions
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	275,190	260,656	502,420	81,417	514,130	319,936	16,098
Class B	-	-	-	100	100	100	100
Proceeds in connection with acquisition
Class A	-	-	-	5,042	66,545	19,637	612
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(316,855)	(271,397)	(435,298)	(53,917)	(397,444)	(171,267)	(12,311)
Class B	-	-	-	-	-	-	-
Net increase (decrease) in net assets
from share transactions	(41,665)	(10,741)	67,122	32,642	183,331	168,406	4,499

Net increase (decrease) in net assets	(32,443)	30,575	187,308	46,045	344,449	122,365	5,720

Net assets beginning of period	847,894	803,010	1,121,001	65,366	822,541	278,522	17,705

Net assets end of period	$ 815,451	$ 833,585	$ 1,308,309	$ 111,411	$ 1,166,990	$ 400,887	$ 23,425

Undistributed (excess of distributions over)
net investment income	$ -	$ -	$ -	$ 19	$ 2,698	$ 1,375	$ -

¹Share transactions
Shares sold
Class A	20,681	16,199	23,141	6,566	30,266	26,549	1,510
Class B	-	-	-	10	10	10	10
Shares issued in connection with acquisition
Class A	-	-	-	388	3,534	1,718	54
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(23,895)	(16,825)	(20,266)	(4,462)	(24,049)	(14,350)	(1,177)
Class B	-	-	-	-	-	-	-
Net increase (decrease)
Class A	(3,214)	(626)	2,875	2,492	9,751	13,917	387
Class B	-	-	-	10	10	10	10
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 95,475	$ 949,528	$ 537,828	$ 158,571	$ 1,639,481	$ 561,886	$ 37,592
Proceeds from sales of securities	111,122	953,555	435,900	132,083	1,499,843	404,724	33,563

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund (a)	25 Fund (a)
Net investment income (loss)	$ 16,430	$ 1,381	$ 98,253	$ 5,390	$ 2,985	$ 710	$ 1,606
Net realized gain (loss)	40,920	47,677	385,025	64,778	23,337	(2,197)	3,068
Net change in unrealized appreciation
depreciation	(77,369)	(123,005)	(478,420)	(24,621)	(9,273)	(1,612)	(319)
Net increase (decrease) in net assets
from operations	(20,019)	(73,947)	4,858	45,547	17,049	(3,099)	4,355

Distributions
From net investment income
Class A	(12,489)	-	(43,893)	(3,062)	(2,916)	(701)	(1,590)
Class B	(4)	-	(102)	(10)	(9)	(3)	(8)
From net realized gains on
investment transactions
Class A	(12,995)	(66,214)	(67,673)	(12,041)	(4,957)	(406)	(485)
Class B	(5)	(18)	(124)	(30)	(7)	(1)	(1)
Total distributions	(25,493)	(66,232)	(111,792)	(15,143)	(7,889)	(1,111)	(2,084)

Share transactions¹
Proceeds from the sale of shares
Class A	224,454	230,614	3,116,853	200,568	367,162	56,848	81,164
Class B	125	69	5,195	402	432	108	171
Proceeds in connection with acquisition
Class A	-	-	99,883	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	25,484	66,214	111,566	15,103	7,873	1,107	2,075
Class B	9	18	226	40	16	4	9
Cost of shares redeemed
Class A	(231,408)	(238,787)	(1,276,232)	(227,480)	(71,066)	(15,779)	(17,813)
Class B	(170)	(3)	(1,814)	(537)	(337)	-	(5)
Net increase (decrease) in net assets
from share transactions	18,494	58,125	2,055,677	(11,904)	304,080	42,288	65,601

Net increase (decrease) in net assets	(27,018)	(82,054)	1,948,743	18,500	313,240	38,078	67,872

Net assets beginning of period	733,153	722,200	3,746,288	431,544	94,597	-	-

Net assets end of period	$ 706,135	$ 640,146	$ 5,695,031	$ 450,044	$ 407,837	$ 38,078	$ 67,872

Undistributed (excess of distributions over)
net investment income	$ 16,436	$ 1,381	$ 98,283	$ 5,353	$ 51	$ 6	$ 9

¹Share transactions
Shares sold
Class A	15,519	9,968	209,218	13,880	30,721	5,880	7,382
Class B	9	3	347	28	37	11	16
Shares issued in connection with acquisition
Class A	-	-	6,686	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	1,903	3,351	7,835	1,056	673	130	190
Class B	1	1	16	3	1	-	1
Shares redeemed
Class A	(16,016)	(10,276)	(85,885)	(15,804)	(6,173)	(1,626)	(1,583)
Class B	(12)	(1)	(122)	(37)	(28)	-	-
Net increase (decrease)
Class A	1,406	3,043	137,854	(868)	25,221	4,384	5,989
Class B	(2)	3	241	(6)	10	11	17

Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 517,842	$ 778,195	$ 6,188,389	$ 677,634	$ 511,707	$ 71,581	$ 94,692
Proceeds from sales of securities	495,791	761,374	4,484,933	680,633	222,464	30,628	33,837

(a) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Management	Capital	Capital	Capital	Capital
	Management	Consumer	Management	Management	Management	Management
	Communications	Brands Sector	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income (loss)	$ 1,769	$ 72	$ 1,383	$ 1,111	$ 2,707	$ 12
Net realized gain (loss)	6,000	2,750	4,387	5,401	30,616	3,377
Net change in unrealized appreciation
depreciation	(7,660)	(4,308)	(16,732)	584	88,375	4,776
Net increase (decrease) in net assets
from operations	109	(1,486)	(10,962)	7,096	121,698	8,165

Distributions
From net investment income
Class A	(747)	(82)	(897)	(585)	(2,114)	-
Class B	(3)	(1)	(3)	(2)	(4)	-
From net realized gains on
investment transactions
Class A	(4,182)	(744)	(2,569)	(3,559)	(27,624)	(1,939)
Class B	(11)	(4)	(10)	(6)	(47)	(5)
Total distributions	(4,943)	(831)	(3,479)	(4,152)	(29,789)	(1,944)

Share transactions¹
Proceeds from the sale of shares
Class A	98,058	22,326	51,497	83,492	374,300	91,114
Class B	84	2	73	55	456	55
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	4,929	826	3,466	4,144	29,738	1,939
Class B	14	5	13	8	51	5
Cost of shares redeemed
Class A	(67,416)	(25,359)	(54,152)	(63,691)	(280,714)	(57,743)
Class B	(35)	(1)	(9)	(145)	(448)	(15)
Net increase (decrease) in net assets
from share transactions	35,634	(2,201)	888	23,863	123,383	35,355

Net increase (decrease) in net assets	30,800	(4,518)	(13,553)	26,807	215,292	41,576

Net assets beginning of period	56,104	23,695	68,723	86,640	301,233	63,004

Net assets end of period	$ 86,904	$ 19,177	$ 55,170	$ 113,447	$ 516,525	$ 104,580

Undistributed (excess of distributions over)
net investment income	$ 1,768	$ 73	$ 1,330	$ 1,110	$ 2,707	$ 12

¹Share transactions
Shares sold
Class A	15,218	1,755	3,443	6,181	11,434	12,154
Class B	12	-	5	4	14	7
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	869	75	282	310	839	256
Class B	3	-	1	1	1	1
Shares redeemed
Class A	(10,591)	(1,985)	(3,565)	(4,702)	(8,643)	(8,010)
Class B	(5)	-	(1)	(11)	(13)	(2)
Net increase (decrease)
Class A	5,496	(155)	160	1,789	3,630	4,400
Class B	10	-	5	(6)	2	6

Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 67,408	$ 15,465	$ 25,805	$ 52,589	$ 208,101	$ 58,052
Proceeds from sales of securities	33,453	18,440	26,503	31,732	110,963	24,780

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management DowSM 10 Fund

Class A
06/30/2008	$ 12.84	$0.22	$(3.69)	$(3.47)	-	-	$9.37	(27.02)%	$503,490	20%	0.67%	3.87%
12/31/2007	12.71	0.39	(0.26)	0.13	-	-	12.84	1.02	815,451	11	0.66	2.92
12/31/2006	9.81	0.38	2.52	2.90	-	-	12.71	29.56	847,894	8	0.67	3.41
12/31/2005	10.40	0.20	(0.79)	(0.59)	-	-	9.81	(5.67)	547,056	23	0.68	3.60
12/31/2004	10.11	0.09	0.20	0.29	-	-	10.40	2.87	429,834	27	0.67	3.17
12/31/2003	8.04	0.03	2.04	2.07	-	-	10.11	25.75	229,090	25	0.81	3.10

JNL/Mellon Capital Management S&P® 10 Fund

Class A
06/30/2008	16.28	0.07	(0.57)	(0.50)	-	-	15.78	(3.07)	662,607	89	0.70	0.86
12/31/2007	15.50	0.14	0.64	0.78	-	-	16.28	5.03	833,585	111	0.65	0.87
12/31/2006	14.81	0.04	0.65	0.69	-	-	15.50	4.66	803,010	68	0.65	0.24
12/31/2005	10.79	(0.03)	4.05	4.02	-	-	14.81	37.26	694,829	67	0.66	(0.03)
12/31/2004	9.17	0.04	1.58	1.62	-	-	10.79	17.67	361,518	62	0.67	0.83
12/31/2003	7.71	0.02	1.44	1.46	-	-	9.17	18.94	155,143	49	0.81	0.69

JNL/Mellon Capital Management Global 15 Fund

Class A
06/30/2008	21.89	0.38	(4.77)	(4.39)	-	-	17.50	(20.05)	928,930	54	0.70	3.86
12/31/2007	19.70	0.68	1.51	2.19	-	-	21.89	11.12	1,308,309	34	0.69	3.13
12/31/2006	14.06	0.64	5.00	5.64	-	-	19.70	40.11	1,121,001	36	0.70	3.87
12/31/2005	12.76	0.26	1.04	1.30	-	-	14.06	10.19	639,672	41	0.71	3.40
12/31/2004	9.96	0.13	2.67	2.80	-	-	12.76	28.11	395,405	16	0.72	3.24
12/31/2003	7.48	(0.22)	2.70	2.48	-	-	9.96	33.16	141,388	29	0.86	3.44

JNL/Mellon Capital Management Nasdaq® 25 Fund

Class A
06/30/2008	13.42	(0.01)	(2.08)	(2.09)	-	-	11.33	(15.57)	80,880	32	0.74	(0.11)
12/31/2007	11.26	(0.02)	2.18	2.16	-	-	13.42	19.18	111,306	161	0.74	(0.20)
12/31/2006	10.76	(0.07)	0.57	0.50	-	-	11.26	4.65	65,366	91	0.76	(0.67)
12/31/2005	10.87	-	(0.11)	(0.11)	-	-	10.76	(1.01)	42,139	38	0.76	(0.10)
10/04(a)-12/31/2004	10.00	-	0.87	0.87	-	-	10.87	8.70	9,087	59	0.76	(0.24)

Class B
06/30/2008	10.52	-	(1.63)	(1.63)	-	-	8.89	(15.49)	97	32	0.54	0.10
12/03(a)-12/31/2007	10.00	-	0.52	0.52	-	-	10.52	5.20	105	161	0.54	0.42

JNL/Mellon Capital Management Value Line® 30 Fund

Class A
06/30/2008	18.77	0.01	(1.06)	(1.05)	-	-	17.72	(5.59)	1,053,998	37	0.79	0.14
12/31/2007	15.70	0.04	3.03	3.07	-	-	18.77	19.55	1,166,889	159	0.79	0.23
12/31/2006	15.92	(0.02)	(0.20)	(0.22)	-	-	15.70	(1.38)	822,541	55	0.79	(0.15)
12/31/2005	11.47	-	4.45	4.45	-	-	15.92	38.80	451,861	18	0.81	(0.11)
10/04(a)-12/31/2004	10.00	(0.01)	1.48	1.47	-	-	11.47	14.70	33,055	21	0.87	(0.52)

Class B
06/30/2008	10.13	0.02	(0.58)	(0.56)	-	-	9.57	(5.53)	158	37	0.59	0.42
12/03(a)-12/31/2007	10.00	0.02	0.11	0.13	-	-	10.13	1.30	101	159	0.59	3.20

JNL/Mellon Capital Management DowSM Dividend Fund

Class A
06/30/2008	10.79	0.21	(3.41)	(3.20)	-	-	7.59	(29.66)	281,301	29	0.68	4.35
12/31/2007	11.99	0.37	(1.57)	(1.20)	-	-	10.79	(10.01)	400,792	110	0.67	3.08
01/17(a) -12/31/2006	10.00	0.29	1.70	1.99	-	-	11.99	19.90	278,522	5	0.70	2.74

Class B
06/30/2008	9.46	0.19	(2.99)	(2.80)	-	-	6.66	(29.60)	81	29	0.48	4.50
12/03(a)-12/31/2007	10.00	0.03	(0.57)	(0.54)	-	-	9.46	(5.40)	95	110	0.48	4.57

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)

JNL/Mellon Capital Management S&P® 24 Fund

Class A
06/30/2008	$ 11.08	$0.04	$(0.72)	$(0.68)	-	-	$10.40	(6.14)%	$26,241	27%	0.77%	0.73%
12/31/2007	10.30	0.11	0.67	0.78	-	-	11.08	7.57	23,326	184	0.73	1.03
05/01(a) - 12/31/2006	10.00	0.03	0.27	0.30	-	-	10.30	3.00	17,705	2	0.74	0.40

Class B
06/30/2008	9.89	0.04	(0.64)	(0.60)	-	-	9.29	(6.07)	97	27	0.57	0.91
12/03(a)-12/31/2007	10.00	-	(0.11)	(0.11)	-	-	9.89	(1.10)	99	184	0.54	0.06

JNL/Mellon Capital Management 25 Fund

Class A
06/30/2008	13.25	0.16	(2.04)	(1.88)	-	-	11.37	(14.19)	510,956	67	0.65	2.62
12/31/2007	14.13	0.31	(0.70)	(0.39)	(0.24)	(0.25)	13.25	(2.83)	705,842	66	0.64	2.15
12/31/2006	12.59	0.26	1.28	1.54	-	-	14.13	12.23	732,813	53	0.65	1.93
12/31/2005	12.97	0.21	(0.59)	(0.38)	-	-	12.59	(2.93)	547,809	68	0.65	2.25
12/31/2004	10.64	0.02	2.31	2.33	-	-	12.97	21.90	411,674	42	0.67	1.74
12/31/2003	8.01	0.12	2.51	2.63	-	-	10.64	32.83	164,658	33	0.81	4.11

Class B
06/30/2008	13.36	0.17	(2.06)	(1.89)	-	-	11.47	(14.15)	163	67	0.45	2.73
12/31/2007	14.14	0.33	(0.69)	(0.36)	(0.17)	(0.25)	13.36	(2.59)	293	66	0.44	2.29
05/01(a) - 12/31/2006	13.41	0.19	0.54	0.73	-	-	14.14	5.44	340	53	0.45	2.12

JNL/Mellon Capital Management Select Small-Cap Fund

Class A
06/30/2008	19.17	0.04	(0.97)	(0.93)	-	-	18.24	(4.85)	531,944	98	0.65	0.44
12/31/2007	23.79	0.04	(2.46)	(2.42)	-	(2.20)	19.17	(10.45)	639,967	107	0.65	0.19
12/31/2006	21.73	(0.09)	2.15	2.06	-	-	23.79	9.48	722,069	91	0.65	(0.40)
12/31/2005	19.95	(0.06)	1.84	1.78	-	-	21.73	8.92	546,818	72	0.65	0.32
12/31/2004	17.72	-	2.23	2.23	-	-	19.95	12.58	356,230	74	0.67	0.03
12/31/2003	11.97	(0.05)	5.80	5.75	-	-	17.72	48.04	170,156	39	0.81	(0.12)

Class B
06/30/2008	19.22	0.06	(0.96)	(0.90)	-	-	18.32	(4.68)	185	98	0.45	0.65
12/31/2007	23.81	0.10	(2.49)	(2.39)	-	(2.20)	19.22	(10.32)	179	107	0.45	0.43
05/01(a) - 12/31/2006	24.18	(0.03)	(0.34)	(0.37)	-	-	23.81	(1.53)	131	91	0.45	(0.19)

JNL/Mellon Capital Management JNL 5 Fund

Class A
06/30/2008	14.24	0.15	(2.00)	(1.85)	-	-	12.39	(12.99)	4,740,131	33	0.64	2.33
12/31/2007	14.31	0.29	(0.08)	0.21	(0.11)	(0.17)	14.24	1.50	5,684,481	90	0.64	1.95
12/31/2006	12.08	0.25	2.03	2.28	(0.04)	(0.01)	14.31	18.82	3,739,161	32	0.64	1.87
12/31/2005	10.91	0.09	1.08	1.17	-	-	12.08	10.75	1,264,000	13	0.65	1.69
10/04(a)-12/31/2004	10.00	0.03	0.91	0.94	(0.03)	-	10.91	9.37	87,331	9	0.72	2.44

Class B
06/30/2008	14.29	0.17	(2.02)	(1.85)	-	-	12.44	(12.95)	9,792	33	0.44	2.53
12/31/2007	14.35	0.32	(0.07)	0.25	(0.14)	(0.17)	14.29	1.75	10,550	90	0.44	2.15
12/31/2006	12.10	0.28	2.02	2.30	(0.04)	(0.01)	14.35	18.99	7,127	32	0.44	2.08
12/31/2005	10.91	0.11	1.08	1.19	-	-	12.10	10.93	2,731	13	0.45	1.85
10/04(a)-12/31/2004	10.00	0.04	0.90	0.94	(0.03)	-	10.91	9.44	240	9	0.51	2.20

JNL/Mellon Capital Management VIP Fund

Class A
06/30/2008	14.55	0.11	(1.85)	(1.74)	-	-	12.81	(11.96)	385,047	27	0.70	1.66
12/31/2007	13.56	0.17	1.30	1.47	(0.10)	(0.38)	14.55	10.91	448,864	148	0.69	1.18
12/31/2006	12.15	0.12	1.35	1.47	(0.03)	(0.03)	13.56	12.08	430,362	53	0.69	0.92
12/31/2005	11.10	0.05	1.04	1.09	-	(0.04)	12.15	9.78	235,320	20	0.71	0.75
10/04(a)-12/31/2004	10.00	0.02	1.10	1.12	(0.02)	-	11.10	11.17	22,124	56	0.76	1.26

Class B
06/30/2008	14.59	0.12	(1.85)	(1.73)	-	-	12.86	(11.86)	1,011	27	0.50	1.89
12/31/2007	13.61	0.20	1.29	1.49	(0.13)	(0.38)	14.59	11.07	1,180	148	0.49	1.36
12/31/2006	12.17	0.14	1.36	1.50	(0.03)	(0.03)	13.61	12.34	1,182	53	0.49	1.12
12/31/2005	11.09	0.08	1.04	1.12	-	(0.04)	12.17	10.06	628	20	0.51	0.94
10/04(a)-12/31/2004	10.00	0.03	1.08	1.11	(0.02)	-	11.09	11.13	111	56	0.55	1.10

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)

JNL/Mellon Capital Management JNL Optimized 5 Fund

Class A
06/30/2008	$ 11.99	$0.17	$(1.90)	$(1.73)	-	-		$10.26	(14.43)%	$483,421	25%	0.70%	3.06%
12/31/2007	10.79	0.19	1.27	1.46	(0.10)	(0.16)		11.99	13.58	407,297	116	0.71	1.58
05/01(a) - 12/31/2006	10.00	0.08	0.75	0.83	(0.04)	0.00	(e)	10.79	8.34	94,219	2	0.76	1.19

Class B
06/30/2008	11.91	0.18	(1.89)	(1.71)	-	-		10.20	(14.36)	715	25	0.50	3.26
12/31/2007	10.79	0.21	1.27	1.48	(0.20)	(0.16)		11.91	13.80	540	116	0.52	1.81
05/01(a) - 12/31/2006	10.00	0.11	0.73	0.84	(0.05)	0.00	(e)	10.79	8.46	378	2	0.55	1.58

JNL/Mellon Capital Management S&P® SMid 60 Fund

Class A
06/30/2008	8.66	0.11	(1.48)	(1.37)	-	-		7.29	(15.82)	41,724	39	0.76	2.64
04/30(a) - 12/31/2007	10.00	0.27	(1.34)	(1.07)	(0.17)	(0.10)		8.66	(10.71)	37,981	130	0.73	4.26

Class B
06/30/2008	8.56	0.11	(1.46)	(1.35)	-	-		7.21	(15.77)	133	39	0.56	2.79
04/30(a) - 12/31/2007	10.00	0.24	(1.30)	(1.06)	(0.28)	(0.10)		8.56	(10.58)	97	130	0.53	3.81

JNL/Mellon Capital Management NYSE® International 25 Fund

Class A
06/30/2008	11.30	0.29	(2.12)	(1.83)	-	-		9.47	(16.19)	86,362	24	0.79	5.58
04/30(a) - 12/31/2007	10.00	0.52	1.16	1.68	(0.29)	(0.09)		11.30	16.91	67,684	100	0.81	6.94

Class B
06/30/2008	11.12	0.29	(2.09)	(1.80)	-	-		9.32	(16.19)	116	24	0.59	5.72
04/30(a) - 12/31/2007	10.00	0.49	1.19	1.68	(0.47)	(0.09)		11.12	17.03	188	100	0.61	6.66

JNL/Mellon Capital Management Communications Sector Fund

Class A
06/30/2008	5.78	0.08	(1.01)	(0.93)	-	-	4.85	(16.09)	41,606	12	0.77	3.06
12/31/2007	5.88	0.13	0.11	0.24	(0.05)	(0.29)	5.78	4.30	86,673	38	0.72	1.98
12/31/2006	4.44	0.12	1.48	1.60	(0.06)	(0.10)	5.88	36.12	55,926	117	0.75	2.18
12/31/2005	4.93	0.21	(0.16)	0.05	(0.11)	(0.43)	4.44	0.96	13,529	56	0.73	3.71
12/31/2004	4.19	0.09	0.65	0.74	-	-	4.93	17.67	17,306	48	0.74	2.33
12/31/2003	3.15	0.02	1.02	1.04	-	-	4.19	33.02	8,244	149	0.91	0.46

Class B
06/30/2008	5.66	0.07	(0.98)	(0.91)	-	-	4.75	(16.08)	220	12	0.57	2.86
12/31/2007	5.79	0.14	0.11	0.25	(0.09)	(0.29)	5.66	4.46	231	38	0.52	2.15
12/31/2006	4.40	0.12	1.49	1.61	(0.12)	(0.10)	5.79	36.68	178	117	0.55	2.32
12/31/2005	4.88	0.22	(0.16)	0.06	(0.11)	(0.43)	4.40	1.18	114	56	0.53	4.35
03/05(a)-12/31/2004	4.65	0.06	0.23	0.29	(0.06)	-	4.88	6.29	7	48	0.50	2.78

JNL/Mellon Capital Management Consumer Brands Sector Fund

Class A
06/30/2008	11.05	0.03	(1.28)	(1.25)	-	-	9.80	(11.31)	21,538	16	0.75	0.59
12/31/2007	12.54	0.04	(1.03)	(0.99)	(0.05)	(0.45)	11.05	(7.86)	19,065	65	0.75	0.30
12/31/2006	11.22	0.05	1.46	1.51	(0.01)	(0.18)	12.54	13.44	23,575	23	0.75	0.42
12/31/2005	11.79	0.01	(0.29)	(0.28)	(0.01)	(0.28)	11.22	(2.41)	18,615	16	0.73	0.11
12/31/2004	10.71	0.02	1.06	1.08	-	-	11.79	10.08	15,128	47	0.74	0.14
12/31/2003	8.86	0.08	1.77	1.85	-	-	10.71	20.88	10,764	168	0.91	0.72

Class B
06/30/2008	11.12	0.04	(1.29)	(1.25)	-	-	9.87	(11.24)	100	16	0.55	0.78
12/31/2007	12.61	0.07	(1.04)	(0.97)	(0.07)	(0.45)	11.12	(7.67)	112	65	0.55	0.53
12/31/2006	11.27	0.07	1.48	1.55	(0.03)	(0.18)	12.61	13.71	120	23	0.55	0.62
12/31/2005	11.81	0.04	(0.29)	(0.25)	(0.01)	(0.28)	11.27	(2.15)	104	16	0.52	0.32
03/05(a)-12/31/2004	11.14	0.03	0.64	0.67	-	-	11.81	6.01	5	47	0.51	0.48

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.
(e) Distributions of $0.00 represent amounts less than $0.005.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)

JNL/Mellon Capital Management Financial Sector Fund

Class A
06/30/2008	$ 12.38	$0.15	$(3.48)	$(3.33)	-	-	$9.05	(26.90)%	$72,097	14%	0.73%	2.78%
12/31/2007	16.02	0.33	(3.12)	(2.79)	(0.22)	(0.63)	12.38	(17.36)	54,961	40	0.74	2.15
12/31/2006	13.71	0.29	2.27	2.56	(0.15)	(0.10)	16.02	18.68	68,536	27	0.75	1.99
12/31/2005	13.12	0.20	0.60	0.80	(0.15)	(0.06)	13.71	6.11	38,586	13	0.73	2.10
12/31/2004	11.57	0.19	1.37	1.56	(0.01)	-	13.12	13.48	29,318	5	0.74	1.88
12/31/2003	8.68	0.11	2.78	2.89	-	-	11.57	33.30	17,965	162	0.91	1.06

Class B
06/30/2008	12.34	0.16	(3.48)	(3.32)	-	-	9.02	(26.90)	203	14	0.53	2.94
12/31/2007	15.93	0.36	(3.10)	(2.74)	(0.22)	(0.63)	12.34	(17.17)	209	40	0.54	2.38
12/31/2006	13.62	0.32	2.27	2.59	(0.18)	(0.10)	15.93	18.99	187	27	0.55	2.18
12/31/2005	13.01	0.22	0.60	0.82	(0.15)	(0.06)	13.62	6.32	150	13	0.52	2.26
03/05(a)-12/31/2004	12.50	0.15	0.50	0.65	(0.14)	-	13.01	5.21	12	5	0.52	2.24

JNL/Mellon Capital Management Healthcare Sector Fund

Class A
06/30/2008	13.34	0.07	(1.69)	(1.62)	-	-	11.72	(12.14)	125,038	20	0.71	1.18
12/31/2007	12.89	0.15	0.84	0.99	(0.08)	(0.46)	13.34	7.65	113,281	31	0.72	1.09
12/31/2006	12.47	0.09	0.68	0.77	(0.06)	(0.29)	12.89	6.19	86,404	22	0.73	0.74
12/31/2005	11.67	0.04	0.85	0.89	(0.03)	(0.06)	12.47	7.61	79,231	20	0.72	0.64
12/31/2004	11.28	0.05	0.34	0.39	-	-	11.67	3.46	48,625	7	0.74	0.58
12/31/2003	8.79	(0.03)	2.52	2.49	-	-	11.28	28.33	23,634	145	0.91	0.27

Class B
06/30/2008	13.31	0.08	(1.69)	(1.61)	-	-	11.70	(12.10)	193	20	0.51	1.35
12/31/2007	12.91	0.17	0.84	1.01	(0.15)	(0.46)	13.31	7.83	166	31	0.52	1.28
12/31/2006	12.46	0.12	0.68	0.80	(0.06)	(0.29)	12.91	6.45	236	22	0.53	0.94
12/31/2005	11.64	0.07	0.84	0.91	(0.03)	(0.06)	12.46	7.80	181	20	0.51	0.82
03/05(a)-12/31/2004	11.89	0.05	(0.25)	(0.20)	(0.05)	-	11.64	(1.71)	29	7	0.53	0.81

JNL/Mellon Capital Management Oil & Gas Sector Fund

Class A
06/30/2008	36.83	0.12	3.93	4.05	-	-	40.88	11.00	667,355	5	0.67	0.68
12/31/2007	28.99	0.23	9.91	10.14	(0.16)	(2.14)	36.83	35.29	515,660	28	0.67	0.67
12/31/2006	25.21	0.23	5.02	5.25	(0.11)	(1.36)	28.99	20.79	300,626	37	0.68	0.83
12/31/2005	18.84	0.09	6.84	6.93	(0.04)	(0.52)	25.21	36.79	181,807	34	0.68	0.82
12/31/2004	14.13	0.09	4.62	4.71	-	-	18.84	33.33	60,910	44	0.73	0.90
12/31/2003	10.72	0.08	3.33	3.41	-	-	14.13	31.81	9,136	141	0.91	0.65

Class B
06/30/2008	37.17	0.16	3.97	4.13	-	-	41.30	11.11	1,166	5	0.47	0.88
12/31/2007	29.21	0.29	10.01	10.30	(0.20)	(2.14)	37.17	35.57	865	28	0.47	0.85
12/31/2006	25.31	0.28	5.05	5.33	(0.07)	(1.36)	29.21	21.05	607	37	0.49	0.98
12/31/2005	18.88	0.15	6.84	6.99	(0.04)	(0.52)	25.31	37.03	255	34	0.48	1.03
03/05(a)-12/31/2004	15.40	0.13	3.35	3.48	-	-	18.88	22.60	7	44	0.51	1.16

JNL/Mellon Capital Management Technology Sector Fund

Class A
06/30/2008	7.68	-	(1.00)	(1.00)	-	-	6.68	(13.02)	93,714	35	0.73	0.13
12/31/2007	6.84	-	0.99	0.99	-	(0.15)	7.68	14.56	104,335	33	0.73	0.02
12/31/2006	6.27	(0.01)	0.60	0.59	-	(0.02)	6.84	9.36	62,827	39	0.75	(0.10)
12/31/2005	6.20	(0.02)	0.17	0.15	(0.06)	(0.02)	6.27	2.43	47,194	30	0.73	(0.15)
12/31/2004	6.13	0.08	(0.01)	0.07	-	-	6.20	1.14	37,014	8	0.74	1.81
12/31/2003	4.22	(0.04)	1.95	1.91	-	-	6.13	45.26	20,434	156	0.91	(0.65)

Class B
06/30/2008	7.74	0.01	(1.01)	(1.00)	-	-	6.74	(12.92)	239	35	0.53	0.31
12/31/2007	6.88	0.02	0.99	1.01	-	(0.15)	7.74	14.77	245	33	0.53	0.21
12/31/2006	6.30	0.01	0.59	0.60	-	(0.02)	6.88	9.47	177	39	0.55	0.10
12/31/2005	6.22	(0.10)	0.26	0.16	(0.06)	(0.02)	6.30	2.58	149	30	0.52	0.06
03/05(a) -12/31/2004	6.17	0.12	(0.07)	0.05	-	-	6.22	0.81	16	8	0.52	3.96

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”). The JNL Variable Fund LLC includes the following twenty (20) separate Funds, (each a “Fund”, and collectively, “Funds"), each subadvised by Mellon Capital Management Corporation: JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus.

All Funds except for JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, and JNL/Mellon Capital Management Global 15 Fund are regulated investment companies (collectively, “RIC Funds”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company® ("Jackson"), serves as investment adviser ("Adviser") to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and its separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans, as well as, the “JNL/S&P Funds.”

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Funds in the preparation of these financial statements.

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker/dealers. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral fund are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Market quotations may not be readily available for certain debt and derivative instruments. If market quotations are not readily available or if it is determined that a quotation of a security does not represent its fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Board of Managers (the “Board”) of the Fund. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, the Adviser may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds’ NAVs are determined.

The fair value of an investment for purposes of calculating the Fund’s net asset value can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted market price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies. These risks include revaluation of currencies, different accounting policies, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 P.M. Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the foreign currency exchange rates determined at the close of the NYSE. The change in market value is recorded as a receivable or payable from forward foreign currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Securities Loaned - The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, a pooled investment fund approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders – The amount and timing of distributions for RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. For all RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, for RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed net investment income/(accumulated loss) and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Federal Income Taxes - Each RIC Fund is a separate taxpayer for federal income tax purposes. Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Ordinary income and net capital gain distributions paid by the RIC Funds are subject to federal taxation. Effective December 3, 2007, JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, and JNL/Mellon Capital Management S&P® 24 Fund each elected to be taxed as a corporation.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management and transfer agency services. Each Fund pays JNAM an annual fee, accrued daily, paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to Mellon Capital Management Corporation as compensation for their sub-advisory services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets	Annual Rate
$0 to $50 million	0.37%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an annual Administrative Fee, accrued daily, paid monthly, of 0.15% of the average daily net assets of each Fund, except for the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE® International 25 Fund, which each pay an annual Administrative Fee of 0.20% of the average daily net assets.

In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

12b-1 Fee - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund's Class A shares (through the sale of variable insurance products funded by the Funds). Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson and is an affiliate of JNAM. The maximum 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees (Class A)."

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more other funds offered by the Adviser at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Prior to January 1, 2007, Managers were able to defer the receipt of their compensation. Deferred amounts under that plan are credited at an annual rate of return of five percent (5%). Liabilities related to deferred balances are included in the Manager fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in the Manager fees set forth in the Statements of Operations.

Affiliated Brokerage Commissions - During the period ended June 30, 2008, JNL/Mellon Capital Management JNL 5 Fund, paid $3, in thousands, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

Investments in affiliates - During the period ended June 30, 2008, certain Funds invested in a money market fund for temporary purposes, which is advised by JNAM. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund which is also considered an affiliate of the Funds. The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadvisor. The total market value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. Permanent differences may include but are not limited to the following: foreign currency reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, and distribution adjustments. Permanent differences between book and tax basis reporting are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification. These reclassifications have no impact on net assets.

The Funds comprising JNL Variable Fund LLC, except for the RIC Funds, are each a limited liability company with its interests owned by a single interest: Jackson National Separate Account-I. Accordingly, such Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

The following represents capital and/or currency losses (in thousands) realized after October 31, 2007 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management JNL Optimized 5 Fund	$ 16

As of June 30, 2008, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) for the RIC Funds are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management Nasdaq® 25 Fund	$ 99,979	$ 1,047	$ (15,917)	$ (14,870)
JNL/Mellon Capital Management Value Line® 30 Fund	1,232,294	161,591	(232,688)	(71,097)
JNL/Mellon Capital Management DowSM Dividend Fund	559,047	602	(185,319)	(184,717)
JNL/Mellon Capital Management S&P® 24 Fund	30,436	1,555	(3,524)	(1,969)
JNL/Mellon Capital Management 25 Fund	691,985	9,737	(94,748)	(85,011)
JNL/Mellon Capital Management Select Small-Cap Fund	713,558	41,612	(56,046)	(14,434)
JNL/Mellon Capital Management JNL 5 Fund	6,516,799	245,334	(1,242,132)	(996,798)
JNL/Mellon Capital Management VIP Fund	524,422	25,811	(88,368)	(62,557)
JNL/Mellon Capital Management JNL Optimized 5 Fund	620,687	22,358	(100,290)	(77,932)
JNL/Mellon Capital Management S&P® SMid 60 Fund	67,503	1,265	(12,560)	(11,295)
JNL/Mellon Capital Management NYSE® International 25 Fund	130,061	1,160	(18,062)	(16,902)
JNL/Mellon Capital Management Communications Sector Fund	59,054	325	(11,229)	(10,904)
JNL/Mellon Capital Management Consumer Brands Sector Fund	29,175	393	(5,843)	(5,450)
JNL/Mellon Capital Management Financial Sector Fund	114,626	1,031	(30,740)	(29,709)
JNL/Mellon Capital Management Healthcare Sector Fund	147,479	5,950	(22,979)	(17,029)
JNL/Mellon Capital Management Oil & Gas Sector Fund	556,504	182,312	(10,188)	172,124
JNL/Mellon Capital Management Technology Sector Fund	109,904	3,071	(12,628)	(9,557)

As of December 31, 2007, the Funds’ last fiscal year end, the undistributed net ordinary income and net long-term capital gains (in thousands) for the RIC Funds are as follows:

	Tax Components of			Tax Components of
	Distributable Earnings			Distributable Earnings
	Undistributed	Undistributed		Undistributed	Undistributed
	Ordinary	Long Term		Ordinary	Long Term
	Income*	Capital Gain		Income*	Capital Gain
JNL/Mellon Capital Management			JNL/Mellon Capital Management
Nasdaq® 25 Fund	$ 3,564	$ -	S&P® SMid 60 Fund	$ 1,291	$ -
JNL/Mellon Capital Management			JNL/Mellon Capital Management
Value Line® 30 Fund	21,823	2,274	NYSE® International 25 Fund	3,927	-
JNL/Mellon Capital Management			JNL/Mellon Capital Management
DowSM Dividend Fund	2,531	-	Communications Sector Fund	2,833	4,838
JNL/Mellon Capital Management			JNL/Mellon Capital Management
S&P® 24 Fund	389	14	Consumer Brands Sector Fund	281	3,325
JNL/Mellon Capital Management			JNL/Mellon Capital Management
25 Fund	31,584	27,742	Financial Sector Fund	1,477	5,316
JNL/Mellon Capital Management			JNL/Mellon Capital Management
Select Small-Cap Fund	37,218	16,861	Healthcare Sector Fund	1,476	6,828
JNL/Mellon Capital Management			JNL/Mellon Capital Management
JNL 5 Fund	349,024	322,610	Oil & Gas Sector Fund	5,191	28,572
JNL/Mellon Capital Management			JNL/Mellon Capital Management
VIP Fund	61,804	32,179	Technology Sector Fund	146	4,604
JNL/Mellon Capital Management
JNL Optimized 5 Fund	21,321	4,483

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid (in thousands) during the period ended December 31, 2007 were as follows:

	Ordinary	Long-term
	Income *	Capital Gain
JNL/Mellon Capital Management 25 Fund	$12,493	$13,000
JNL/Mellon Capital Management Select Small-Cap Fund	56,966	9,266
JNL/Mellon Capital Management JNL 5 Fund	107,536	4,256
JNL/Mellon Capital Management VIP Fund	14,445	698
JNL/Mellon Capital Management JNL Optimized 5 Fund	7,006	883
JNL/Mellon Capital Management S&P® SMid 60 Fund	1,111	-
JNL/Mellon Capital Management NYSE® International 25 Fund	2,084	-
JNL/Mellon Capital Management Communications Sector Fund	3,773	1,170
JNL/Mellon Capital Management Consumer Brands Sector Fund	118	713
JNL/Mellon Capital Management Financial Sector Fund	991	2,488
JNL/Mellon Capital Management Healthcare Sector Fund	816	3,336
JNL/Mellon Capital Management Oil & Gas Sector Fund	4,351	25,438
JNL/Mellon Capital Management Technology Sector Fund	64	1,880

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FIN 48 requires that management evaluate the tax positions taken in returns that remain subject to examination by the Funds' major tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, noted no material impact on the Funds’ financial statements during the period ended June 30, 2008.

NOTE 5. FUND ACQUISITIONS

Net assets of $5,042, $66,545, $19,637, $612, and $99,883 acquired by JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management S&P® 24 Fund, and JNL/Mellon Capital Management JNL 5 Fund, respectively, in connection with acquisitions completed during the year ended December 31, 2007, are reflected in the applicable Statements of Changes in Net Assets.

NOTE 6. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB released SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value and gains and losses on derivative instruments, and disclosures about credit risk related contingent features in derivative agreements. The application of SFAS No. 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the financial statements has not yet been determined.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other daily operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2008	6/30/2008	Ratios	Period	1/1/2008	6/30/2008	Ratios	Period

JNL/Mellon Capital Management DowSM 10 Fund
Class A	$ 1,000.00	$729.80	0.67%	2.88	$ 1,000.00	$1,021.53	0.67%	$ 3.37
JNL/Mellon Capital Management S&P® 10 Fund
Class A	1,000.00	969.30	0.70	3.43	1,000.00	1,021.38	0.70	3.52
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	799.50	0.70	3.13	1,000.00	1,021.38	0.70	3.52
JNL/Mellon Capital Management Nasdaq® 25 Fund
Class A	1,000.00	844.30	0.74	3.39	1,000.00	1,021.18	0.74	3.72
Class B	1,000.00	845.10	0.54	2.48	1,000.00	1,022.18	0.54	2.72
JNL/Mellon Capital Management Value Line® 30 Fund
Class A	1,000.00	944.10	0.79	3.82	1,000.00	1,020.93	0.79	3.97
Class B	1,000.00	944.70	0.59	2.85	1,000.00	1,021.93	0.59	2.97
JNL/Mellon Capital Management DowSM Dividend Fund
Class A	1,000.00	703.40	0.68	2.88	1,000.00	1,021.48	0.68	3.42
Class B	1,000.00	704.00	0.48	2.03	1,000.00	1,022.48	0.48	2.41
JNL/Mellon Capital Management S&P® 24 Fund
Class A	1,000.00	938.60	0.77	3.71	1,000.00	1,021.03	0.77	3.87
Class B	1,000.00	939.30	0.57	2.75	1,000.00	1,022.03	0.57	2.87
JNL/Mellon Capital Management 25 Fund
Class A	1,000.00	858.10	0.65	3.00	1,000.00	1,021.63	0.65	3.27
Class B	1,000.00	858.50	0.45	2.08	1,000.00	1,022.63	0.45	2.26
JNL/Mellon Capital Management Select Small-Cap Fund
Class A	1,000.00	951.50	0.65	3.15	1,000.00	1,021.63	0.65	3.27
Class B	1,000.00	953.20	0.45	2.19	1,000.00	1,022.63	0.45	2.26
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	870.10	0.64	2.98	1,000.00	1,021.68	0.64	3.22
Class B	1,000.00	870.50	0.44	2.05	1,000.00	1,022.68	0.44	2.21
JNL/Mellon Capital Management VIP Fund
Class A	1,000.00	880.40	0.70	3.27	1,000.00	1,021.38	0.70	3.52
Class B	1,000.00	881.40	0.50	2.34	1,000.00	1,022.38	0.50	2.51
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	1,000.00	855.70	0.70	3.23	1,000.00	1,021.38	0.70	3.52
Class B	1,000.00	856.40	0.50	2.31	1,000.00	1,022.38	0.50	2.51
JNL/Mellon Capital Management S&P® SMid 60 Fund
Class A	1,000.00	841.80	0.76	3.48	1,000.00	1,021.08	0.76	3.82
Class B	1,000.00	842.30	0.56	2.57	1,000.00	1,022.08	0.56	2.82

JNL/Mellon Capital Management NYSE® International 25 Fund
Class A	1,000.00	838.10	0.79	3.61	1,000.00	1,020.93	0.79	3.97
Class B	1,000.00	838.10	0.59	2.70	1,000.00	1,021.93	0.59	2.97

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2008	6/30/2008	Ratios	Period	1/1/2008	6/30/2008	Ratios	Period

JNL/Mellon Capital Management Communications Sector Fund
Class A	$ 1,000.00	$839.10	0.77%	3.52	$ 1,000.00	$1,021.03	0.77%	$ 3.87
Class B	1,000.00	839.20	0.57	2.61	1,000.00	1,022.03	0.57	2.87
JNL/Mellon Capital Management Consumer Brands Sector Fund
Class A	1,000.00	886.90	0.75	3.52	1,000.00	1,021.13	0.75	3.77
Class B	1,000.00	887.60	0.55	2.58	1,000.00	1,022.13	0.55	2.77
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	731.00	0.73	3.14	1,000.00	1,021.23	0.73	3.67
Class B	1,000.00	731.00	0.53	2.28	1,000.00	1,022.23	0.53	2.66
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	878.60	0.71	3.32	1,000.00	1,021.33	0.71	3.57
Class B	1,000.00	879.00	0.51	2.38	1,000.00	1,022.33	0.51	2.56
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	1,110.00	0.67	3.51	1,000.00	1,021.53	0.67	3.37
Class B	1,000.00	1,111.10	0.47	2.47	1,000.00	1,022.53	0.47	2.36
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	869.80	0.73	3.39	1,000.00	1,021.23	0.73	3.67
Class B	1,000.00	870.80	0.53	2.47	1,000.00	1,022.23	0.53	2.66

Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period). Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of daysin the most recent 12-month period.

Additional Disclosure

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request by calling the Fund toll-free at 800-766-4683.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC

("JNL VARIABLE FUND")

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Manager
Mark D. Nerud (42) [1] 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (2/99 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Disinterested Managers
Michael Bouchard (52) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

William J. Crowley, Jr. (62) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:

Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation (from 5/04 until 6/07 when the company was acquired); Director of Provident Bankshares Corporation

Dominic D’Annunzio (70) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Manager [2] (6/03 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Michelle Engler (50) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER: Director of Federal Home Loan Mortgage Corporation

James Henry, Ph.D. (69) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Richard McLellan (66) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/03 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY MANAGER: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (56) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (52) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

[1] Mr. Nerud is an “interested person” of the JNL Variable Fund due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Officers
Kelly L. Crosser (35) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Steven J. Fredricks (37) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05); Contract Attorney, Godfrey & Kahn, S.C. (2001 – 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

J. Kevin Kenely (54) 1 Corporate Way Lansing, MI 48951	Vice President (2/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (2/08 to present); Assistant Vice President – Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to 8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006); Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

Daniel W. Koors (38) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Officers
Michael Piszczek (50) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Susan S. Rhee (36) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Legal Officer (7/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting www.jnl.com or www.jnlny.com.

PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 is available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson’s website at www.jnl.com or Jackson NY’s website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC

The interested Managers and Officers of the JNL Variable Fund or the Adviser do not receive any compensation from the JNL Variable Fund for their services as Managers or Officers. The following persons, who are disinterested Managers of the JNL Variable Fund, and the Fund’s Chief Compliance Officer, received from the JNL Variable Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2008:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard [4]	$22,672	$0	$0	$60,000
William J. Crowley, Jr. [5]	$22,672	$0	$0	$60,000
Dominic D’Annunzio [3,6]	$28,340	$0	$0	$75,000
Michelle Engler	$22,672	$0	$0	$60,000
James Henry	$22,672	$0	$0	$60,000
Richard McLellan	$25,506	$0	$0	$67,500
William R. Rybak	$22,672	$0	$0	$60,000
Patricia Woodworth [7]	$25,506	$0	$0	$67,500
Steven J. Fredricks [2]	$58,593	$0	$0	$155,062

[1]

The fees paid to the independent Managers are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Managers is $192,712.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

[4]	Mr. Bouchard deferred $3,000 of total Fund Complex compensation.

[5]	Mr. Crowley deferred $36,000 of total Fund Complex compensation.

[6]	Mr. D’Annunzio deferred $37,500 of total Fund Complex compensation.

[7]	Ms. Woodworth deferred $33,750 of total Fund Complex compensation.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended.

Item 6. Investments.

(a)        Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management Technology Sector Fund, and the JNL/Mellon Capital Management VIP Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) for the period ended June 30, 2008, pursuant to §210.12 – 12C of Regulation S-X.

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
June 30, 2008

	Shares	Value
JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 17.5%
ATC Technology Corp. (b) (c)	233	$5,430
Carnival Corp. (b)	1,006	33,142
Foot Locker Inc.	3,280	40,842
General Motors Corp. (b)	7,483	86,054
GKN Plc	13,250	58,482
H&R Block Inc. (b)	2,411	51,605
Home Depot Inc.	6,909	161,814
Ladbrokes Plc	11,560	58,738
Lennar Corp. (b)	2,496	30,807
Limited Brands Inc. (b)	2,368	39,901
Mattel Inc.	2,343	40,105
Newell Rubbermaid Inc.	1,722	28,921
Pre-Paid Legal Services Inc. (b) (c)	140	5,689
Shaw Communications Inc. (b)	1,883	38,343
Stewart Enterprises Inc. - Class A (b)	998	7,189
True Religion Apparel Inc. (b) (c)	252	6,714
Universal Electronics Inc. (b) (c)	154	3,210
VF Corp. (b)	655	46,605
Warnaco Group Inc. (b) (c)	486	21,412
WMS Industries Inc. (b) (c)	543	16,168
Yue Yuen Industrial Holdings Ltd. (b)	20,721	49,217
		830,388
CONSUMER STAPLES - 6.7%
Altria Group Inc.	1,477	30,376
Chattem Inc. (b) (c)	202	13,131
ConAgra Foods Inc. (b)	1,874	36,139
Hershey Co. (b)	1,133	37,127
HJ Heinz Co.	954	45,636
Kimberly-Clark Corp.	640	38,257
Kraft Foods Inc. - Class A	1,367	38,888
Philip Morris International Inc.	1,478	73,010
SunOpta Inc. (b) (c)	733	3,805
		316,369
ENERGY - 13.9%
Atlas America Inc. (b)	423	19,067
Bois d’Arc Energy Inc. (b) (c)	711	17,273
Bristow Group Inc. (c)	250	12,349
Enbridge Inc. (b)	1,102	47,600
Golar LNG Ltd. (b)	690	10,691
Gulfport Energy Corp. (b) (c)	447	7,369
Hess Corp. (b)	1,106	139,581
Matrix Service Co. (b) (c)	281	6,469
Murphy Oil Corp. (b)	1,319	129,287

NATCO Group Inc. (b) (c)	194	10,575
OYO Geospace Corp. (b) (c)	62	3,664
Petroleum Development Corp. (b) (c)	157	10,464
Smith International Inc. (b)	1,514	125,883
Spectra Energy Corp. (b)	1,735	49,852
Tesco Corp. (c)	388	12,384
TransCanada Corp. (b)	1,088	42,180
Tsakos Energy Navigation Ltd.	409	15,162
		659,850
FINANCIALS - 7.6%
BOC Hong Kong Holdings Ltd.	26,605	70,459
Citigroup Inc. (b)	6,325	106,004
Forestar Real Estate Group Inc. (b) (c)	433	8,250
GAMCO Investors Inc. (b)	304	15,093
Guaranty Financial Group Inc. (b) (c)	435	2,336
JPMorgan Chase & Co.	2,560	87,820
Navigators Group Inc. (b) (c)	177	9,586
RSA Insurance Group Plc	25,277	62,928
		362,476
HEALTH CARE - 11.1%
Air Methods Corp. (b) (c)	127	3,182
Amedisys Inc. (b) (c)	280	14,142
Bruker BioSciences Corp. (b) (c)	1,126	14,474
Chemed Corp. (b)	259	9,481
Dionex Corp. (b) (c)	202	13,385
Eli Lilly & Co.	836	38,598
Express Scripts Inc. (c)	1,531	96,042
Haemonetics Corp. (b) (c)	272	15,064
Kendle International Inc. (b) (c)	154	5,598
Medco Health Solutions Inc. (c)	2,202	103,925
Omnicell Inc. (b) (c)	364	4,793
Owens & Minor Inc. (b)	436	19,915
Pfizer Inc.	8,189	143,070
Phase Forward Inc. (b) (c)	458	8,222
Quidel Corp. (b) (c)	345	5,694
RehabCare Group Inc. (c)	185	2,968
Res-Care Inc. (b) (c)	308	5,469
Sun Healthcare Group Inc. (b) (c)	455	6,089
SurModics Inc. (b) (c)	197	8,845
Universal American Corp. (b) (c)	799	8,169
		527,125
INDUSTRIALS - 13.5%
AAR Corp. (b) (c)	397	5,373
Avery Dennison Corp. (b)	840	36,909
Badger Meter Inc. (b)	156	7,883
Barnes Group Inc. (b)	576	13,304
CBIZ Inc. (b) (c)	685	5,450
Citic Pacific Ltd.	13,355	49,243
Columbus Mckinnon Corp. (b) (c)	200	4,812
Cubic Corp. (b)	281	6,263

Deere & Co. (b)	1,202	86,675
Deluxe Corp. (b)	561	10,000
Ducommun Inc. (c)	110	2,536
DynCorp International Inc. (b) (c)	613	9,293
EnerSys (b) (c)	505	17,269
General Electric Co.	5,022	134,044
Geo Group Inc. (b) (c)	537	12,074
Heico Corp. (b)	244	7,945
Kaman Corp. - Class A (b)	260	5,911
Kaydon Corp. (b)	294	15,097
KHD Humboldt Wedag International Ltd. (c)	326	10,275
Layne Christensen Co. (b) (c)	208	9,119
Middleby Corp. (b) (c)	176	7,732
Orbital Sciences Corp. (b) (c)	633	14,903
Perini Corp. (b) (c)	290	9,568
Pinnacle Airlines Corp. (b) (c)	216	680
Pitney Bowes Inc.	1,168	39,844
RBC Bearings Inc. (b) (c)	228	7,581
Robbins & Myers Inc. (b)	370	18,436
Rush Enterprises Inc. - Class A (b) (c)	399	4,793
Tennant Co. (b)	201	6,045
Textron Inc.	1,567	75,118
Triumph Group Inc. (b)	180	8,488
		642,663
INFORMATION TECHNOLOGY - 6.1%
Actuate Corp. (b) (c)	643	2,514
Advent Software Inc. (b) (c)	277	9,993
AsiaInfo Holdings Inc. (c)	474	5,597
Atheros Communications Inc. (b) (c)	610	18,306
Comtech Telecommunications Corp. (b) (c)	258	12,659
CyberSource Corp. (b) (c)	719	12,023
EMS Technologies Inc. (b) (c)	163	3,559
EPIQ Systems Inc. (b) (c)	372	5,280
Harmonic Inc. (b) (c)	981	9,332
Hittite Microwave Corp. (b) (c)	326	11,622
Informatica Corp. (b) (c)	931	13,999
Interactive Intelligence Inc. (c)	186	2,165
Logica Plc	31,729	67,942
Methode Electronics Inc.	400	4,184
NetLogic Microsystems Inc. (b) (c)	229	7,589
NetScout Systems Inc. (c)	407	4,343
Open Text Corp. (b) (c)	543	17,441
Pericom Semiconductor Corp. (b) (c)	273	4,057
Power Integrations Inc. (c)	317	10,009
Radiant Systems Inc. (c)	336	3,601
Rofin-Sinar Technologies Inc. (b) (c)	325	9,829
Standard Microsystems Corp. (b) (c)	244	6,619
Stratasys Inc. (b) (c)	221	4,087
Synaptics Inc. (b) (c)	281	10,593
Syntel Inc. (b)	443	14,932

TheStreet.com Inc. (b)	317	2,067
TriQuint Semiconductor Inc. (b) (c)	1,491	9,038
Ultimate Software Group Inc. (b) (c)	261	9,283
		292,663
MATERIALS - 11.1%
Bemis Co. Inc. (b)	1,629	36,530
Compass Minerals International Inc. (b)	346	27,851
EI Du Pont de Nemours & Co. (b)	2,537	108,804
International Paper Co. (b)	1,380	32,155
Kaiser Aluminum Corp.	218	11,696
Olympic Steel Inc. (b)	110	8,385
Schnitzer Steel Industries Inc. - Class A (b)	306	35,124
Sonoco Products Co. (b)	1,367	42,298
Taseko Mines Ltd. (b) (c)	1,479	7,572
Temple-Inland Inc. (b)	1,301	14,668
United States Steel Corp.	922	170,294
Weyerhaeuser Co. (b)	603	30,858
		526,235
TELECOMMUNICATION SERVICES - 6.8%
AT&T Inc.	2,688	90,569
BT Group Plc	13,739	54,428
FairPoint Communications Inc. (b)	48	345
PCCW Ltd.	125,259	75,824
Premiere Global Services Inc. (b) (c)	670	9,761
Verizon Communications Inc. (b)	2,554	90,418
		321,345
UTILITIES - 5.8%
Cheung Kong Infrastructure Holdings Ltd. (b)	19,895	84,199
Constellation Energy Group Inc.	1,087	89,282
Public Service Enterprise Group Inc.	2,280	104,718
		278,199

Total Common Stocks (cost $5,557,342)		4,757,313

SHORT TERM INVESTMENTS - 16.1%
Securities Lending Collateral - 16.1%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (d)	769,382	762,688

Total Short Term Investments (cost $769,382)		762,688

Total Investments - 116.2% (cost $6,326,724)		5,520,001
Other Assets and Liabilities, Net - (16.2%)		-770,078
Total Net Assets - 100%		$4,749,923

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 8.9%
Apollo Group Inc. - Class A (b) (c)	76	$3,374

ATC Technology Corp. (b) (c)	16	362
DeVry Inc. (b)	14	774
Expedia Inc. (b) (c)	38	691
Fossil Inc. (c)	17	505
GameStop Corp. - Class A (c)	31	1,264
Global Sources Ltd. (b) (c)	26	400
Liberty Global Inc. - Class A (b) (c)	48	1,522
Nike Inc. - Class B (b)	48	2,848
Polo Ralph Lauren Corp. (b)	50	3,140
Pre-Paid Legal Services Inc. (c)	9	373
Stewart Enterprises Inc. - Class A (b)	67	481
True Religion Apparel Inc. (b) (c)	17	445
Universal Electronics Inc. (c)	10	215
Walt Disney Co.	460	14,350
Warnaco Group Inc. (c)	33	1,442
WMS Industries Inc. (b) (c)	36	1,063
Wynn Resorts Ltd. (b)	16	1,279
		34,528
CONSUMER STAPLES - 3.6%
Chattem Inc. (b) (c)	13	863
Clorox Co.	48	2,481
Costco Wholesale Corp.	59	4,134
Fresh Del Monte Produce Inc. (c)	22	516
Kimberly-Clark Corp.	44	2,654
PepsiAmericas Inc.	25	485
PepsiCo Inc.	40	2,570
SunOpta Inc. (c)	43	224
		13,927
ENERGY - 8.8%
Atlas America Inc.	28	1,275
Bois d’Arc Energy Inc. (c)	47	1,137
Bristow Group Inc. (b) (c)	17	847
Core Laboratories NV (c)	6	835
ENI SpA (b)	102	3,780
ENSCO International Inc. (b)	51	4,151
Golar LNG Ltd. (b)	47	728
Gulfport Energy Corp. (b) (c)	30	496
Halliburton Co.	81	4,304
Matrix Service Co. (c)	19	429
NATCO Group Inc. (b) (c)	13	715
National Oilwell Varco Inc. (c)	70	6,209
OYO Geospace Corp. (b) (c)	4	223
Petroleum Development Corp. (b) (c)	11	702
Statoil ASA (b)	120	4,460
Tesco Corp. (c)	26	830
Tsakos Energy Navigation Ltd.	27	999
Valero Energy Corp.	44	1,826
		33,946
FINANCIALS - 9.3%
Aon Corp.	65	2,976

Aviva Plc	278	2,755
Barclays Plc	369	2,096
Chubb Corp.	56	2,763
Credit Agricole SA (b)	110	2,229
Deutsche Bank AG	28	2,454
Fortis	140	2,229
GAMCO Investors Inc. (b)	20	981
HBOS Plc	251	1,374
HSBC Holdings Plc	222	3,416
ING Groep NV (b)	95	3,008
Janus Capital Group Inc. (b)	94	2,496
Lloyds TSB Group Plc	394	2,417
Navigators Group Inc. (c)	12	645
Royal Bank of Scotland Group Plc	422	1,797
Societe Generale - Class A (b)	26	2,235
		35,871
HEALTH CARE - 8.9%
Air Methods Corp. (b) (c)	8	201
Amedisys Inc. (b) (c)	19	941
Applera Corp. - Applied Biosystems Group (c)	91	3,038
Bruker BioSciences Corp. (c)	76	971
Chemed Corp. (b)	17	631
DENTSPLY International Inc.	21	765
Dionex Corp. (c)	13	880
Express Scripts Inc. (c)	126	7,908
Genzyme Corp. (c)	37	2,639
Haemonetics Corp. (b) (c)	18	975
Henry Schein Inc. (b) (c)	12	606
Kendle International Inc. (b) (c)	11	383
Medco Health Solutions Inc. (c)	60	2,850
Omnicell Inc. (b) (c)	23	305
Owens & Minor Inc. (b)	29	1,333
Perrigo Co. (b)	21	667
Phase Forward Inc. (c)	30	536
Quidel Corp. (b) (c)	23	387
RehabCare Group Inc. (c)	12	200
Res-Care Inc. (b) (c)	20	348
Sun Healthcare Group Inc. (c)	31	409
SurModics Inc. (b) (c)	13	574
Teva Pharmaceutical Industries Ltd. - ADR	111	5,065
Universal American Corp. (b) (c)	52	535
Waters Corp. (c)	20	1,269
		34,416
INDUSTRIALS - 14.9%
AAR Corp. (b) (c)	26	350
AGCO Corp. (b) (c)	18	945
Badger Meter Inc. (b)	10	518
Barnes Group Inc. (b)	38	876
CBIZ Inc. (b) (c)	48	379
Columbus Mckinnon Corp. (b) (c)	13	322

Copart Inc. (c)	18	753
Cubic Corp.	19	427
Deere & Co.	80	5,756
Deluxe Corp.	38	670
Ducommun Inc. (c)	7	171
DynCorp International Inc. (b) (c)	40	611
Emerson Electric Co.	54	2,692
EnerSys (b) (c)	34	1,148
Flowserve Corp.	11	1,505
Fluor Corp.	17	3,211
FTI Consulting Inc. (b) (c)	12	810
Geo Group Inc. (c)	36	821
Heico Corp. (b)	16	515
Honeywell International Inc.	241	12,114
Ingersoll-Rand Co. Ltd. - Class A	67	2,493
Jacobs Engineering Group Inc. (c)	24	1,914
Joy Global Inc.	15	1,125
Kaman Corp. - Class A (b)	18	406
Kaydon Corp. (b)	19	998
KHD Humboldt Wedag International Ltd. (c)	21	670
Layne Christensen Co. (b) (c)	14	596
McDermott International Inc. (c)	44	2,738
Middleby Corp. (b) (c)	12	522
Orbital Sciences Corp. (b) (c)	42	978
Parker Hannifin Corp.	41	2,904
Perini Corp. (b) (c)	19	617
Pinnacle Airlines Corp. (b) (c)	15	45
RBC Bearings Inc. (b) (c)	15	500
Robbins & Myers Inc.	44	2,173
Rush Enterprises Inc. - Class A (c)	25	306
Ryanair Holdings Plc - ADR (b) (c)	41	1,178
Stericycle Inc. (b) (c)	17	886
Tennant Co. (b)	13	400
Triumph Group Inc. (b)	12	578
Valmont Industries Inc. (b)	9	893
		57,514
INFORMATION TECHNOLOGY - 30.3%
Actuate Corp. (b) (c)	43	169
Adobe Systems Inc. (c)	79	3,096
Advent Software Inc. (b) (c)	19	686
Ansys Inc. (c)	18	827
Apple Inc. (c)	37	6,269
AsiaInfo Holdings Inc. (c)	33	385
Atheros Communications Inc. (b) (c)	40	1,190
Autodesk Inc. (c)	32	1,079
Cisco Systems Inc. (c)	275	6,386
Citrix Systems Inc. (c)	26	770
Comtech Telecommunications Corp. (c)	17	824
CyberSource Corp. (b) (c)	48	806
eBay Inc. (c)	185	5,057

EMS Technologies Inc. (c)	11	240
EPIQ Systems Inc. (c)	25	356
Flextronics International Ltd. (c)	115	1,078
Google Inc. - Class A (c)	4	2,354
Harmonic Inc. (b) (c)	65	622
Hewlett-Packard Co.	294	12,993
Hittite Microwave Corp. (b) (c)	22	786
Informatica Corp. (c)	62	929
Intel Corp.	279	5,984
Interactive Intelligence Inc. (c)	13	147
International Business Machines Corp.	166	19,681
Intuit Inc. (c)	46	1,262
Logitech International SA (c)	24	651
Methode Electronics Inc.	27	283
Microsoft Corp.	625	17,195
National Semiconductor Corp. (b)	136	2,798
NetLogic Microsystems Inc. (b) (c)	15	502
NetScout Systems Inc. (c)	27	293
Nokia Oyj - Class A - ADR	194	4,742
Nvidia Corp. (c)	75	1,400
Open Text Corp. (b) (c)	36	1,140
Oracle Corp. (c)	329	6,906
Pericom Semiconductor Corp. (c)	18	273
Power Integrations Inc. (c)	21	655
Radiant Systems Inc. (c)	23	243
Rofin-Sinar Technologies Inc. (c)	22	670
Standard Microsystems Corp. (b) (c)	16	445
Stratasys Inc. (b) (c)	15	268
Synaptics Inc. (b) (c)	18	697
Syntel Inc. (b)	29	982
TheStreet.com Inc. (b)	21	140
TriQuint Semiconductor Inc. (b) (c)	99	597
Ultimate Software Group Inc. (b) (c)	17	613
Western Digital Corp. (b) (c)	43	1,489
		116,958
MATERIALS - 6.2%
Compass Minerals International Inc.	23	1,840
Kaiser Aluminum Corp.	15	781
Norsk Hydro ASA	258	3,768
Olympic Steel Inc. (b)	8	570
Owens-Illinois Inc. (c)	31	1,281
Potash Corp.	52	11,808
Schnitzer Steel Industries Inc. - Class A (b)	20	2,291
Sigma-Aldrich Corp. (b)	18	970
Taseko Mines Ltd. (c)	99	508
		23,817
TELECOMMUNICATION SERVICES - 5.7%
BT Group Plc	682	2,700
Deutsche Telekom AG	168	2,759
France Telecom SA (b)	103	3,020

Millicom International Cellular SA	14	1,439
Premiere Global Services Inc. (c)	44	637
Telecom Italia SpA (b)	1,199	2,398
Telefonica SA - ADR	76	6,066
TeliaSonera AB	397	2,938
		21,957
UTILITIES - 3.4%
Enel SpA (b)	313	2,971
Exelon Corp.	38	3,414
FirstEnergy Corp.	43	3,528
PPL Corp.	59	3,085
		12,998

Total Common Stocks (cost $423,380)		385,932

RIGHTS - 0.0%
Barclays Plc (e)	369	15
HBOS Plc	100	21

Total Rights (cost $0)		36

SHORT TERM INVESTMENTS - 19.6%
Mutual Funds - 0.8%
JNL Money Market Fund, 2.37% (a) (d)	3,221	3,221

Securities Lending Collateral - 18.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (d)	73,314	72,676

Total Short Term Investments (cost $76,535)		75,897

Total Investments - 119.6% (cost $499,915)		461,865
Other Assets and Liabilities, Net - (19.6%)		-75,807
Total Net Assets - 100%		$386,058

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 68.0%
99 Cents Only Stores (b) (c)	1	$5
Abercrombie & Fitch Co. - Class A	1	87
Advance Auto Parts Inc.	1	57
Aeropostale Inc. (c)	1	34
Amazon.com Inc. (c)	5	349
American Eagle Outfitters Inc.	3	37
American Greetings Corp.	1	10
AnnTaylor Stores Corp. (c)	1	24
Apollo Group Inc. - Class A (c)	2	95
Arbitron Inc. (b)	-	20
AutoNation Inc. (c)	2	18

AutoZone Inc. (c)	1	80
Bally Technologies Inc. (b) (c)	1	27
Barnes & Noble Inc. (b)	1	14
Bed Bath & Beyond Inc. (b) (c)	4	116
Belo Corp.	1	11
Best Buy Co. Inc.	5	209
Big Lots Inc. (c)	1	40
Blockbuster Inc. - Class A (b) (c)	2	4
Bob Evans Farms Inc. (b)	-	13
Borders Group Inc. (b)	1	5
Boyd Gaming Corp. (b)	1	11
Brinker International Inc.	2	31
Brown Shoe Co. Inc.	1	9
Burger King Holdings Inc.	1	40
Cablevision Systems Corp. - Class A (c)	4	83
Career Education Corp. (b) (c)	1	22
Carmax Inc. (b) (c)	3	44
Carnival Corp.	7	219
Cato Corp. - Class A	-	6
CBRL Group Inc. (b)	-	10
CBS Corp. - Class B (b)	9	179
CEC Entertainment Inc. (c)	-	10
Charming Shoppes Inc. (c)	2	8
Charter Communications Inc. - Class A (b) (c)	6	6
Cheesecake Factory Inc. (b) (c)	1	15
Chico’s FAS Inc. (c)	3	15
Childrens Place Retail Stores Inc. (b) (c)	-	12
Chipotle Mexican Grill Inc. - Class A (b) (c)	-	19
Chipotle Mexican Grill Inc. (c)	-	23
Choice Hotels International Inc.	1	15
Christopher & Banks Corp.	-	3
Circuit City Stores Inc. (b)	3	8
Clear Channel Communications Inc.	7	254
Collective Brands Inc. (c)	1	12
Comcast Corp. - Class A	30	564
Comcast Corp. - Special Class A	14	270
Corinthian Colleges Inc. (c)	1	15
CTC Media Inc. (c)	1	21
Darden Restaurants Inc.	2	64
DeVry Inc.	1	52
Dick’s Sporting Goods Inc. (c)	1	24
Dillard’s Inc. - Class A (b)	1	12
DineEquity Inc. (b)	-	9
DirecTV Group Inc. (b) (c)	9	243
Discovery Holding Co. (c)	4	92
DISH Network Corp. (c)	3	97
Dollar Tree Inc. (c)	1	46
DreamWorks Animation SKG Inc. (c)	1	28
Dress Barn Inc. (c)	1	10
EW Scripps Co.	1	53

Expedia Inc. (c)	3	60
Family Dollar Stores Inc.	2	43
Finish Line - Class A (c)	-	-
Foot Locker Inc.	3	32
Fred’s Inc.	-	5
GameStop Corp. - Class A (c)	2	97
Gannett Co. Inc.	4	78
Gap Inc.	8	140
Gaylord Entertainment Co. (b) (c)	1	16
Genesco Inc. (b) (c)	-	9
Getty Images Inc. (c)	1	28
Group 1 Automotive Inc. (b)	-	7
Guess? Inc.	1	33
Gymboree Corp. (c)	-	19
H&R Block Inc.	5	110
Harte-Hanks Inc.	1	6
Hillenbrand Inc.	1	22
Home Depot Inc.	26	620
Idearc Inc. (b)	2	6
InterActiveCorp (c)	3	58
International Game Technology	5	121
International Speedway Corp. - Class A	-	19
Interpublic Group of Cos. Inc. (b) (c)	7	63
ITT Educational Services Inc. (b) (c)	1	50
J Crew Group Inc. (c)	1	23
J.C. Penney Co. Inc.	3	111
Jack in the Box Inc. (c)	1	22
John Wiley & Sons Inc.	1	35
Kohl’s Corp. (c)	5	183
Lamar Advertising Co. (b) (c)	1	37
Las Vegas Sands Corp. (b) (c)	2	80
Lee Enterprises Inc. (b)	-	2
Liberty Entertainment Ltd. - Class A (c)	8	188
Liberty Global Inc. - Class A (c)	3	80
Liberty Global Inc. (c)	2	76
Liberty Media Corp. - Capital (c)	2	29
Liberty Media Corp. - Interactive (c)	9	131
Life Time Fitness Inc. (b) (c)	1	17
Limited Brands Inc.	5	77
Live Nation Inc. (b) (c)	1	13
Lowe’s Cos. Inc.	23	478
Macy’s Inc.	7	128
Marriott International Inc. - Class A	5	127
Matthews International Corp. - Class A	1	23
McClatchy Co. - Class A (b)	1	6
McDonald’s Corp.	18	1,005
McGraw-Hill Cos. Inc.	5	202
Men’s Wearhouse Inc.	1	13
Meredith Corp. (b)	1	18
MGM Mirage Inc. (c)	1	51

NetFlix Inc. (b) (c)	1	19
New York Times Co. - Class A (b)	2	28
News Corp. Inc. - Class A	29	430
News Corp. Inc. - Class B	7	105
Nordstrom Inc. (b)	3	81
Office Depot Inc. (c)	4	48
OfficeMax Inc.	1	17
Omnicom Group Inc.	5	227
O’Reilly Automotive Inc. (c)	2	42
Orient-Express Hotels Ltd.	1	30
Pacific Sunwear of California Inc. (c)	1	9
Panera Bread Co. - Class A (b) (c)	-	22
Papa John’s International Inc. (c)	-	8
Penn National Gaming Inc. (c)	1	39
PEP Boys-Manny Moe & Jack (b)	-	4
PetSmart Inc.	2	40
PF Chang’s China Bistro Inc. (b) (c)	-	8
Pier 1 Imports Inc. (b) (c)	1	5
Pinnacle Entertainment Inc. (b) (c)	1	10
Polo Ralph Lauren Corp. (b)	1	57
Pre-Paid Legal Services Inc. (c)	-	5
Priceline.com Inc. (b) (c)	1	64
R.H. Donnelley Corp. (b) (c)	1	3
RadioShack Corp.	2	26
Regal Entertainment Group - Class A	1	20
Regis Corp.	1	18
Rent-A-Center Inc. (c)	1	22
Ross Stores Inc.	2	74
Royal Caribbean Cruises Ltd. (b)	2	49
Ruby Tuesday Inc. (b)	1	4
Saks Inc. (b) (c)	2	22
Sally Beauty Holdings Inc. (b) (c)	1	8
Scholastic Corp. (c)	1	15
Scientific Games Corp. - Class A (c)	1	33
Sears Holdings Corp. (b) (c)	1	83
Service Corp. International	4	40
Sinclair Broadcast Group Inc. - Class A (b)	1	6
Sirius Satellite Radio Inc. (b) (c)	21	41
Sonic Corp. (b) (c)	1	15
Sotheby’s Holdings - Class A (b)	1	29
Staples Inc.	11	264
Starbucks Corp. (c)	11	181
Starwood Hotels & Resorts Worldwide Inc.	3	108
Stewart Enterprises Inc. - Class A (b)	1	8
Strayer Education Inc.	-	46
Target Corp.	11	524
Tiffany & Co. (b)	2	83
Time Warner Cable Inc. - Class A (c)	2	65
Time Warner Inc.	56	835
TJX Cos. Inc.	7	211

Tractor Supply Co. (b) (c)	1	16
Triarc Cos. Inc. - Class B (b)	1	5
Tween Brands Inc. (c)	-	5
Urban Outfitters Inc. (b) (c)	2	59
Vail Resorts Inc. (b) (c)	1	21
Valassis Communications Inc. (c)	1	10
Viacom Inc. - Class A (c)	-	6
Viacom Inc. - Class B (c)	9	277
Walt Disney Co.	28	878
Washington Post Co.	-	56
Wendy’s International Inc.	1	39
Williams-Sonoma Inc. (b)	1	28
WMS Industries Inc. (c)	1	23
Wyndham Worldwide Corp.	3	52
Wynn Resorts Ltd.	1	81
XM Satellite Radio Holdings Inc. - Class A (c)	5	40
Yum! Brands Inc.	7	263
Zale Corp. (b) (c)	1	14
		14,710
CONSUMER STAPLES - 23.4%
BJ’s Wholesale Club Inc. (c)	1	36
Casey’s General Stores Inc.	1	19
Costco Wholesale Corp.	7	484
CVS Caremark Corp.	23	893
Kroger Co.	10	280
Longs Drug Stores Corp.	-	20
Rite Aid Corp. (b) (c)	9	15
Ruddick Corp.	1	24
Safeway Inc.	7	198
SUPERVALU Inc.	3	103
SYSCO Corp.	9	260
United Natural Foods Inc. (b) (c)	1	13
Walgreen Co.	16	508
Wal-Mart Stores Inc.	38	2,163
Whole Foods Market Inc. (b)	2	51
		5,067
HEALTH CARE - 3.4%
AmerisourceBergen Corp.	3	101
Cardinal Health Inc.	6	290
Chemed Corp.	-	13
McKesson Corp.	4	244
Omnicare Inc. (b)	2	45
VCA Antech Inc. (c)	1	38
		731
INDUSTRIALS - 2.3%
AirTran Holdings Inc. (c)	2	3
Alaska Air Group Inc. (b) (c)	1	10
AMR Corp. (b) (c)	4	19
Avis Budget Group Inc. (c)	2	14
Continental Airlines Inc. - Class B (c)	2	16

Copart Inc. (c)	1	46
Delta Air Lines Inc. (b) (c)	5	27
Dun & Bradstreet Corp.	1	78
Hertz Global Holdings Inc. (c)	2	21
IHS Inc. (c)	1	51
JetBlue Airways Corp. (b) (c)	3	11
Northwest Airlines Corp. (c)	4	25
SkyWest Inc.	1	13
Southwest Airlines Co.	12	150
UAL Corp. (b)	2	10
US Airways Group Inc. (b) (c)	1	3
		497
INFORMATION TECHNOLOGY - 3.3%
Avid Technology Inc. (b) (c)	-	8
Dolby Laboratories Inc. - Class A (c)	1	33
eBay Inc. (c)	18	487
Factset Research Systems Inc. (b)	1	41
NAVTEQ Corp. (c)	2	122
RealNetworks Inc. (c)	2	10
ValueClick Inc. (c)	1	22
		723

Total Common Stocks (cost $25,957)		21,728

SHORT TERM INVESTMENTS - 9.2%
Securities Lending Collateral - 9.2%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (d)	2,015	1,997

Total Short Term Investments (cost $2,015)		1,997

Total Investments - 109.6% (cost $27,972)		23,725
Other Assets and Liabilities, Net - (9.6%)		-2,087
Total Net Assets - 100%		$21,638

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 98.2%
FINANCIALS - 95.1%
ACE Ltd.	12	$688
Affiliated Managers Group Inc. (b) (c)	1	129
AFLAC Inc.	18	1,115
Alexandria Real Estate Equities Inc. (b)	1	115
Alleghany Corp. (c)	-	68
Allied World Assurance Co. Ltd.	2	74
Allstate Corp.	21	940
AMB Property Corp.	4	179
AMBAC Financial Group Inc. (b)	10	14
AMCORE Financial Inc. (b)	-	2
American Express Co.	38	1,441

American Financial Group Inc.	2	62
American International Group Inc.	87	2,306
American National Insurance Co.	1	58
AmeriCredit Corp. (b) (c)	4	39
Ameriprise Financial Inc.	8	341
Anchor BanCorp Wisconsin Inc. (b)	-	3
Annaly Capital Management Inc.	21	319
Aon Corp.	10	457
Apartment Investment & Management Co.	4	120
Arch Capital Group Ltd. (c)	2	117
Arthur J Gallagher & Co.	4	92
Aspen Insurance Holdings Ltd.	3	72
Associated Bancorp (b)	4	84
Assurant Inc.	4	247
Assured Guaranty Ltd. (b)	3	48
Astoria Financial Corp.	4	75
AvalonBay Communities Inc. (b)	3	259
Axis Capital Holdings Ltd.	6	165
BancorpSouth Inc. (b)	3	51
Bank of America Corp.	141	3,368
Bank of Hawaii Corp.	2	95
Bank of New York Mellon Corp. (a)	43	1,608
BB&T Corp. (b)	21	473
BioMed Realty Trust Inc.	2	53
BlackRock Inc. (b)	1	138
BOK Financial Corp. (b)	1	39
Boston Properties Inc.	4	405
Brandywine Realty Trust	4	59
BRE Properties Inc. - Class A (b)	2	91
Brookfield Properties Corp.	7	128
Brown & Brown Inc.	4	76
Camden Property Trust	2	86
Capital One Financial Corp. (b)	14	533
CapitalSource Inc. (b)	7	81
Cathay General Bancorp (b)	2	25
CB Richard Ellis Group Inc. - Class A (b) (c)	7	134
CBL & Associates Properties Inc.	3	58
Charles Schwab Corp.	35	725
Chubb Corp.	14	681
Cincinnati Financial Corp.	6	155
CIT Group Inc. (b)	11	77
Citigroup Inc.	203	3,397
Citizens Banking Corp. (b)	3	7
City National Corp.	1	57
CME Group Inc.	2	776
Colonial BancGroup Inc. (b)	8	34
Colonial Properties Trust	1	30
Comerica Inc.	6	152
Commerce Bancshares Inc.	2	92
Conseco Inc. (c)	7	71

Corporate Office Properties Trust SBI MD (b)	2	63
Countrywide Financial Corp. (b)	21	89
Cousins Properties Inc. (b)	1	29
Cullen/Frost Bankers Inc.	2	96
DCT Industrial Trust Inc.	6	46
Delphi Financial Group Inc.	1	30
Developers Diversified Realty Corp.	4	151
DiamondRock Hospitality Co.	3	36
Digital Realty Trust Inc.	2	92
Dime Community Bancshares Inc.	1	20
Discover Financial Services	16	217
Douglas Emmett Inc.	4	86
Downey Financial Corp. (b)	-	1
Duke Realty Corp.	5	118
E*Trade Financial Corp. (b) (c)	17	52
East West Bancorp Inc. (b)	3	19
Eaton Vance Corp.	4	176
Endurance Specialty Holdings Ltd.	2	71
Entertainment Properties Trust (b)	1	47
Equity Lifestyle Properties Inc.	1	32
Equity Residential	10	391
Erie Indemnity Co. - Class A (b)	1	61
Essex Property Trust Inc.	1	109
Everest Re Group Ltd.	2	181
Fannie Mae	37	715
Federal Realty Investors Trust (b)	2	160
Federated Investors Inc. - Class B	3	116
FelCor Lodging Trust Inc.	3	29
Fidelity National Financial Inc. - Class A	8	95
Fifth Third Bancorp	19	192
First American Corp.	3	79
First Bancorp / Puerto Rico (b)	3	16
First Horizon National Corp. (b)	7	53
First Industrial Realty Trust Inc. (b)	1	38
First Midwest Bancorp Inc. (b)	2	30
First Niagara Financial Group Inc.	5	60
FirstMerit Corp. (b)	2	40
FNB Corp. (b)	3	35
Forest City Enterprises Inc. - Class A	2	79
Forestar Real Estate Group Inc. (c)	1	21
Franklin Resources Inc.	6	555
Franklin Street Properties Corp. (b)	3	35
Freddie Mac	24	398
Frontier Financial Corp. (b)	2	13
Fulton Financial Corp. (b)	6	60
General Growth Properties Inc. (b)	9	320
Genworth Financial Inc. - Class A	16	289
GLG Partners Inc. (b)	8	60
Goldman Sachs Group Inc.	13	2,349
Guaranty Financial Group Inc. (b) (c)	1	4

Hancock Holding Co.	1	36
Hanover Insurance Group Inc.	2	76
Hartford Financial Services Group Inc.	12	765
HCC Insurance Holdings Inc.	5	97
HCP Inc.	8	270
Health Care Real Estate Investment Trust (b)	4	157
Healthcare Realty Trust Inc. (b)	2	41
Highwoods Properties Inc. (b)	2	75
Hilb Rogal & Hobbs Co.	2	69
Home Properties Inc. (b)	1	67
Horace Mann Educators Corp.	1	15
Hospitality Properties Trust	4	91
Host Hotels & Resorts Inc.	20	267
HRPT Properties Trust	7	50
Hudson City Bancorp Inc.	18	303
Huntington Bancshares Inc. (b)	13	75
IndyMac Bancorp Inc. (b)	2	1
IntercontinentalExchange Inc. (c)	3	308
International Bancshares Corp. (b)	2	42
Invesco Ltd.	15	351
Investment Technology Group Inc. (c)	2	54
IPC Holdings Ltd.	2	63
iStar Financial Inc. (b)	6	74
Janus Capital Group Inc. (b)	7	172
Jefferies Group Inc. (b)	4	64
Jones Lang LaSalle Inc.	1	80
JPMorgan Chase & Co.	99	3,409
KeyCorp (b)	17	185
Kilroy Realty Corp.	1	63
Kimco Realty Corp.	8	285
Knight Capital Group Inc. (c)	3	56
LaSalle Hotel Properties	2	45
Lazard Ltd. - Class A	1	41
Lazard Ltd. - Class A	1	25
Legg Mason Inc.	5	216
Lehman Brothers Holdings Inc. (b)	26	507
Lexington Realty Trust (b)	2	28
Liberty Property Trust (b)	4	119
Lincoln National Corp.	10	443
Loews Corp. (b)	13	624
M&T Bank Corp. (b)	3	210
Macerich Co.	3	178
Mack-Cali Realty Corp.	3	93
Maguire Properties Inc.	1	10
Markel Corp. (c)	-	146
Marsh & McLennan Cos. Inc.	19	511
Marshall & Ilsley Corp.	9	132
Max Capital Group Ltd.	2	35
MBIA Inc. (b)	9	38
Mercury General Corp.	1	45

Merrill Lynch & Co. Inc.	32	1,002
MetLife Inc.	16	855
MF Global Ltd. (b) (c)	4	24
MGIC Investment Corp. (b)	5	32
Mid-America Apartment Communities Inc.	1	57
Montpelier Re Holdings Ltd. (b)	4	54
Moody’s Corp. (b)	8	274
Morgan Stanley	38	1,357
Nasdaq Stock Market Inc. (c)	5	146
National City Corp. (b)	22	106
National Financial Partners Corp. (b)	2	31
National Retail Properties Inc. (b)	2	49
Nationwide Financial Services Inc. (b)	2	91
Nationwide Health Properties Inc. (b)	3	109
New York Community Bancorp Inc. (b)	12	219
NewAlliance Bancshares Inc. (b)	5	56
Newcastle Investment Corp. (b)	1	8
Northern Trust Corp.	8	553
NYMEX Holdings Inc.	3	281
NYSE Euronext (b)	8	428
Old National Bancorp	2	31
Old Republic International Corp.	8	100
optionsXpress Holdings Inc.	2	39
Pacific Capital Bancorp (b)	2	24
PacWest BanCorp (b)	1	9
Park National Corp. (b)	-	25
PartnerRe Ltd. (b)	2	145
Pennsylvania Real Estate Investment Trust (b)	1	33
People’s United Financial Inc.	6	95
Philadelphia Consolidated Holding Co. (c)	2	85
Phoenix Cos. Inc.	3	25
Piper Jaffray Cos. (c)	1	17
Platinum Underwriters Holdings Ltd.	2	52
Plum Creek Timber Co. Inc.	7	278
PMI Group Inc. (b)	2	4
PNC Financial Services Group Inc. (b)	13	741
Popular Inc. (b)	10	66
Post Properties Inc.	2	46
Potlatch Corp. (b)	2	68
Principal Financial Group Inc. (b)	9	380
ProAssurance Corp. (c)	1	63
Progressive Corp.	24	447
Prologis	10	536
Prosperity Bancshares Inc.	1	37
Protective Life Corp.	3	108
Provident Bankshares Corp. (b)	1	5
Provident Financial Services Inc. (b)	3	37
Prudential Financial Inc. (b)	16	979
Public Storage Inc.	5	392
Radian Group Inc. (b)	2	2

RAIT Investment Trust (b)	2	11
Raymond James Financial Inc. (b)	4	103
Rayonier Inc.	3	120
Realty Income Corp. (b)	4	83
Redwood Trust Inc. (b)	1	21
Regency Centers Corp.	3	150
Regions Financial Corp. (b)	26	288
Reinsurance Group of America Inc. (b)	1	56
RenaissanceRe Holdings Ltd.	2	98
RLI Corp.	1	43
Safeco Corp.	3	217
SEI Investments Co.	5	117
Selective Insurance Group	2	31
Senior Housing Properties Trust	4	77
Simon Property Group Inc. (b)	8	753
SL Green Realty Corp. (b)	2	176
SLM Corp. (c)	18	341
South Financial Group Inc. (b)	2	9
Sovereign Bancorp Inc. (b)	19	143
St. Joe Co. (b)	4	123
StanCorp Financial Group Inc.	2	95
State Street Corp.	16	1,008
Sterling Bancshares Inc.	3	30
Sterling Financial Corp. / WA (b)	2	10
Strategic Hotels & Resorts Inc.	2	21
Sunstone Hotel Investors Inc.	2	30
SunTrust Banks Inc.	13	477
Susquehanna Bancshares Inc. (b)	3	46
SVB Financial Group (b) (c)	1	53
SWS Group Inc.	1	23
Synovus Financial Corp. (b)	11	94
T. Rowe Price Group Inc.	10	551
Taubman Centers Inc.	2	92
TCF Financial Corp. (b)	5	55
TD Ameritrade Holding Corp. (c)	9	155
Torchmark Corp.	4	207
Transatlantic Holdings Inc. (b)	1	49
Travelers Cos. Inc.	23	982
TrustCo Bank Corp. (b)	2	13
Trustmark Corp. (b)	2	27
U.S. Bancorp	64	1,797
UCBH Holdings Inc. (b)	5	11
UDR Inc.	5	108
Umpqua Holdings Corp. (b)	3	31
UnionBanCal Corp.	2	88
United Bankshares Inc. (b)	1	32
United Community Banks Inc. (b)	1	9
Unitrin Inc.	2	49
Unum Group (b)	13	269
Valley National Bancorp (b)	5	73

Ventas Inc.	5	211
Vornado Realty Trust	5	477
Wachovia Corp. (b)	80	1,241
Waddell & Reed Financial Inc. - Class A	3	117
Washington Federal Inc.	3	58
Washington Mutual Inc. (b)	33	161
Washington Real Estate Investment Trust (b)	2	54
Webster Financial Corp.	2	30
Weingarten Realty Investors (b)	3	88
Wells Fargo & Co.	116	2,759
WestAmerica Bancorp (b)	1	62
White Mountains Insurance Group Ltd.	-	121
Whitney Holding Corp. (b)	3	53
Willis Group Holdings Ltd.	5	158
Wilmington Trust Corp. (b)	3	76
Wintrust Financial Corp.	1	13
WR Berkley Corp.	5	126
XL Capital Ltd. - Class A	7	140
Zenith National Insurance Corp.	2	56
Zions Bancorp (b)	4	133
		68,725
INDUSTRIALS - 0.2%
Equifax Inc.	5	167

INFORMATION TECHNOLOGY - 2.9%
MasterCard Inc. (b)	3	703
Visa Inc. - Class A (c)	17	1,343
		2,046

Total Common Stocks (cost $99,365)		70,938

SHORT TERM INVESTMENTS - 19.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 2.37% (a) (d)	365	365

Securities Lending Collateral - 18.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (d)	13,733	13,614

Total Short Term Investments (cost $14,098)		13,979

Total Investments - 117.5% (cost $113,463)		84,917
Other Assets and Liabilities, Net - (17.5%)		-12,617
Total Net Assets - 100%		$72,300

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 100.0%
HEALTH CARE - 100.0%
Abbott Laboratories	127	$6,745

Abraxis Bioscience Inc. (c)	-	25
Advanced Medical Optics Inc. (b) (c)	5	98
Aetna Inc.	40	1,631
Affymetrix Inc. (c)	6	60
Alcon Inc.	6	1,025
Alexion Pharmaceuticals Inc. (b) (c)	3	230
Alkermes Inc. (c)	8	100
Allergan Inc.	25	1,321
Alpharma Inc. - Class A (b) (c)	4	81
American Medical Systems Holdings Inc. (b) (c)	6	91
AMERIGROUP Corp. (c)	4	87
Amgen Inc. (c)	90	4,240
Amylin Pharmaceuticals Inc. (b) (c)	11	291
APP Pharmaceuticals Inc. (c)	1	25
Applera Corp. - Applied Biosystems Group (c)	14	468
Applera Corp. - Celera Genomics Group (b) (c)	6	73
Apria Healthcare Group Inc. (c)	4	72
ArthroCare Corp. (b) (c)	2	89
Barr Pharmaceuticals Inc. (c)	9	400
Baxter International Inc.	52	3,354
Beckman Coulter Inc.	5	347
Becton Dickinson & Co.	19	1,552
Biogen Idec Inc. (c)	24	1,361
BioMarin Pharmaceutical Inc. (b) (c)	8	236
Bio-Rad Laboratories Inc. - Class A (c)	2	130
Boston Scientific Corp. (c)	123	1,513
Bristol-Myers Squibb Co.	163	3,342
Brookdale Senior Living Inc. (b)	3	71
Celgene Corp. (c)	36	2,301
Centene Corp. (c)	4	59
Cephalon Inc. (c)	6	371
Cepheid Inc. (c)	5	137
Charles River Laboratories International Inc. (c)	6	356
Cigna Corp.	23	825
Community Health Systems Inc. (c)	8	269
Cooper Cos. Inc. (b)	4	147
Covance Inc. (c)	5	451
Coventry Health Care Inc. (c)	13	383
Covidien Ltd.	41	1,966
CR Bard Inc.	8	731
Cubist Pharmaceuticals Inc. (b) (c)	4	79
CV Therapeutics Inc. (b) (c)	5	39
Datascope Corp.	1	52
DaVita Inc. (c)	9	466
DENTSPLY International Inc.	12	429
Edwards Lifesciences Corp. (b) (c)	5	284
Eli Lilly & Co.	80	3,693
Endo Pharmaceuticals Holdings Inc. (c)	9	220
Enzo Biochem Inc. (c)	4	40
Enzon Pharmaceuticals Inc. (b) (c)	3	23

Express Scripts Inc. (c)	18	1,103
Forest Laboratories Inc. (c)	26	898
Genentech Inc. (c)	38	2,910
Gen-Probe Inc. (c)	5	218
Genzyme Corp. (c)	22	1,581
Gilead Sciences Inc. (c)	76	4,032
Haemonetics Corp. (c)	2	124
Health Management Associates Inc. (c)	20	128
Health Net Inc. (c)	9	214
HealthSouth Corp. (b) (c)	7	109
Healthways Inc. (c)	3	85
Henry Schein Inc. (b) (c)	7	376
Hill-Rom Holdings Inc (b)	5	138
Hologic Inc. (b) (c)	21	464
Hospira Inc. (c)	13	522
Human Genome Sciences Inc. (c)	11	56
Humana Inc. (c)	14	557
Idexx Laboratories Inc. (c)	5	241
Illumina Inc. (b) (c)	5	396
ImClone Systems Inc. (c)	5	213
Immucor Inc. (c)	6	148
Incyte Corp. (c)	6	46
InterMune Inc. (c)	2	32
Intuitive Surgical Inc. (c)	3	853
Invacare Corp.	3	52
Inverness Medical Innovations Inc. (b) (c)	7	219
Invitrogen Corp. (c)	7	288
Isis Pharmaceuticals Inc. (b) (c)	7	94
Johnson & Johnson	234	15,087
Kinetic Concepts Inc. (b) (c)	5	183
King Pharmaceuticals Inc. (c)	21	218
Laboratory Corp. of America Holdings (b) (c)	9	637
LifePoint Hospitals Inc. (c)	4	126
Lincare Holdings Inc. (c)	6	171
Magellan Health Services Inc. (c)	3	118
Medarex Inc. (c)	10	66
Medco Health Solutions Inc. (c)	42	1,986
Medicines Co. (c)	4	84
Medics Pharmaceutical Corp. (b)	5	96
Medtronic Inc.	93	4,809
Mentor Corp. (b)	3	75
Merck & Co. Inc.	178	6,695
Millipore Corp. (b) (c)	5	315
Mylan Inc. (b) (c)	26	310
Myriad Genetics Inc. (b) (c)	4	163
Nektar Therapeutics (c)	7	25
NuVasive Inc. (b) (c)	3	123
Odyssey HealthCare Inc. (b) (c)	2	22
Onyx Pharmaceuticals Inc. (b) (c)	5	160
OSI Pharmaceuticals Inc. (c)	5	195

Owens & Minor Inc. (b)	3	147
Par Pharmaceutical Cos. Inc. (b) (c)	3	45
Parexel International Corp. (c)	5	125
Patterson Cos. Inc. (c)	10	297
PDL BioPharma Inc.	9	100
Pediatrix Medical Group Inc. (c)	4	192
Perrigo Co.	6	202
Pfizer Inc.	565	9,876
Pharmaceutical Product Development Inc.	9	373
PharMerica Corp. (c)	2	50
PSS World Medical Inc. (c)	5	84
Psychiatric Solutions Inc. (b) (c)	4	169
Quest Diagnostics Inc.	12	600
Regeneron Pharmaceuticals Inc. (c)	6	93
Resmed Inc. (b) (c)	7	236
Savient Pharmaceuticals Inc. (b) (c)	4	113
Schering-Plough Corp.	135	2,649
Sepracor Inc. (b) (c)	9	178
St. Jude Medical Inc. (c)	28	1,150
STERIS Corp.	5	149
Stryker Corp.	26	1,630
Sunrise Senior Living Inc. (b) (c)	3	79
Techne Corp. (c)	3	260
Tenet Healthcare Corp. (b) (c)	40	223
Theravance Inc. (b) (c)	4	48
Thermo Fisher Scientific Inc. (b) (c)	35	1,944
United Therapeutics Corp. (c)	2	176
UnitedHealth Group Inc.	102	2,668
Universal Health Services Inc.	4	246
Valeant Pharmaceutical International (b) (c)	6	107
Varian Inc. (c)	3	132
Varian Medical Systems Inc. (c)	10	544
Vertex Pharmaceuticals Inc. (c)	12	395
Warner Chilcott Ltd. (c)	7	121
Waters Corp. (c)	8	536
Watson Pharmaceuticals Inc. (c)	9	234
WellCare Health Plans Inc. (c)	4	132
WellPoint Inc. (c)	44	2,083
West Pharmaceutical Services Inc.	2	105
Wyeth	110	5,295
Zimmer Holdings Inc. (c)	19	1,301

Total Common Stocks (cost $137,886)		125,227

SHORT TERM INVESTMENTS - 4.2%
Securities Lending Collateral - 4.2%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (d)	5,269	5,223

Total Short Term Investments (cost $5,269)		5,223

Total Investments - 104.2% (cost $143,155)		130,450
Other Assets and Liabilities, Net - (4.2%)		-5,219
Total Net Assets - 100%		$125,231

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.0%
HEALTH CARE - 0.2%
Cerner Corp. (b) (c)	3	$154

INDUSTRIALS - 1.1%
Dycom Industries Inc. (c)	2	28
First Solar Inc. (b) (c)	2	640
IKON Office Solutions Inc.	3	37
Pitney Bowes Inc.	11	386
		1,091
INFORMATION TECHNOLOGY - 97.0%
3Com Corp. (c)	18	38
ACI Worldwide Inc. (b) (c)	2	29
Actel Corp. (c)	1	24
Adaptec Inc. (c)	7	22
ADC Telecommunications Inc. (c)	6	90
Adobe Systems Inc. (c)	28	1,115
ADTRAN Inc.	3	75
Advanced Micro Devices Inc. (b) (c)	28	163
Advent Software Inc. (b) (c)	1	30
Akamai Technologies Inc. (b) (c)	9	300
Altera Corp.	16	330
Amdocs Ltd. (c)	10	298
Amkor Technology Inc. (c)	6	59
Analog Devices Inc.	15	482
Ansys Inc. (c)	4	184
Apple Inc. (c)	40	6,656
Applied Materials Inc.	70	1,328
Applied Micro Circuits Corp. (c)	3	29
Ariba Inc. (c)	4	58
Arris Group Inc. (b) (c)	6	53
Atheros Communications Inc. (c)	3	89
Atmel Corp. (c)	22	75
Autodesk Inc. (c)	12	404
Avocent Corp. (c)	2	44
Axcelis Technologies Inc. (b) (c)	5	25
BMC Software Inc. (c)	10	349
Brightpoint Inc. (c)	3	19
Broadcom Corp. - Class A (c)	24	659
Brocade Communications Systems Inc. (c)	19	158
Brooks Automation Inc. (c)	3	26
CA Inc.	21	491
Cabot Microelectronics Corp. (c)	1	37

CACI International Inc. - Class A (c)	2	71
Cadence Design Systems Inc. (c)	14	142
Check Point Software Technologies Ltd. (c)	9	208
Ciena Corp. (b) (c)	4	102
Cirrus Logic Inc. (c)	4	22
Cisco Systems Inc. (c)	272	6,318
Citrix Systems Inc. (c)	10	283
Cognizant Technology Solutions Corp. (b) (c)	15	483
Cohu Inc. (b)	1	17
Computer Sciences Corp. (c)	8	375
Compuware Corp. (c)	15	142
Corning Inc.	80	1,848
Cree Inc. (b) (c)	4	92
CSG Systems International Inc. (c)	2	20
Cymer Inc. (c)	1	36
Cypress Semiconductor Corp. (c)	8	197
Dell Inc. (c)	93	2,025
Diebold Inc.	3	120
Digital River Inc. (b) (c)	2	82
DSP Group Inc. (c)	2	12
DST Systems Inc. (b) (c)	2	137
Earthlink Inc. (b) (c)	5	45
EchoStar Corp. - Class A (c)	2	70
Electronic Data Systems Corp.	26	646
Electronics for Imaging Inc. (c)	3	39
EMC Corp. (c)	108	1,581
Emulex Corp. (c)	4	52
Entegris Inc. (c)	6	43
Equinix Inc. (b) (c)	2	143
Exar Corp. (b) (c)	2	17
Extreme Networks (c)	6	18
F5 Networks Inc. (c)	4	125
Fair Isaac Corp. (b)	3	55
Fairchild Semiconductor International Inc. (c)	6	75
Finisar Corp. (b) (c)	14	17
FormFactor Inc. (b) (c)	2	40
Forrester Research Inc. (c)	1	26
Foundry Networks Inc. (c)	7	80
Gartner Inc. - Class A (b) (c)	4	76
Google Inc. - Class A (c)	11	5,710
Harmonic Inc. (c)	4	42
Harris Corp.	7	359
Hewlett-Packard Co.	111	4,917
Hutchinson Technology Inc. (c)	1	19
Imation Corp.	2	35
Informatica Corp. (c)	5	69
InfoSpace Inc. (b)	2	15
Ingram Micro Inc. - Class A (c)	8	137
Insight Enterprises Inc. (c)	2	26
Integrated Device Technology Inc. (c)	9	94

Intel Corp.	258	5,545
InterDigital Inc. (b) (c)	3	64
Intermec Inc. (b) (c)	3	55
International Business Machines Corp.	62	7,391
International Rectifier Corp. (c)	4	72
Intersil Corp.	6	155
Interwoven Inc. (c)	2	28
Intuit Inc. (c)	16	440
j2 Global Communications Inc. (b) (c)	3	61
JDA Software Group Inc. (c)	1	27
JDS Uniphase Corp. (b) (c)	11	123
Juniper Networks Inc. (c)	27	596
KLA-Tencor Corp.	9	370
Kulicke & Soffa Industries Inc. (b) (c)	3	24
Lam Research Corp. (c)	6	223
Lattice Semiconductor Corp. (c)	7	22
Lexmark International Inc. (c)	5	160
Linear Technology Corp. (b)	11	348
LSI Logic Corp. (b) (c)	35	217
Macrovision Solutions Corp. (c)	4	66
Marvell Technology Group Ltd. (c)	24	426
McAfee Inc. (c)	9	289
MEMC Electronic Materials Inc. (c)	12	726
Mentor Graphics Corp. (b) (c)	5	79
Micrel Inc. (b)	3	26
Microchip Technology Inc. (b)	10	302
Micron Technology Inc. (b) (c)	40	238
Micros Systems Inc. (c)	4	129
Microsemi Corp. (c)	4	91
Microsoft Corp.	376	10,352
Motorola Inc.	116	850
National Semiconductor Corp.	13	275
NCR Corp. (c)	9	224
NetApp Inc. (b) (c)	18	389
Novell Inc. (c)	19	111
Novellus Systems Inc. (b) (c)	6	129
Nuance Communications Inc. (b) (c)	9	136
Nvidia Corp. (c)	29	536
Omnivision Technologies Inc. (b) (c)	2	30
ON Semiconductor Corp. (b) (c)	20	179
Oracle Corp. (c)	202	4,243
Palm Inc. (b)	5	26
Parametric Technology Corp. (c)	6	100
Perot Systems Corp. (b) (c)	5	71
Photronics Inc. (c)	2	15
Plantronics Inc.	3	61
PMC - Sierra Inc. (b) (c)	11	86
Polycom Inc. (c)	5	116
Progress Software Corp. (c)	2	58
QLogic Corp. (c)	7	108

QUALCOMM Inc.	83	3,692
Quantum Corp. (c)	11	14
Quest Software Inc. (c)	3	38
Rambus Inc. (b) (c)	5	103
Red Hat Inc. (c)	10	200
RF Micro Devices Inc. (b) (c)	12	36
S1 Corp. (b) (c)	3	21
SAIC Inc. (c)	8	175
Salesforce.com Inc. (b) (c)	5	353
SanDisk Corp. (b) (c)	12	220
SAVVIS Inc. (b) (c)	1	19
Seagate Technology Inc.	28	527
Semtech Corp. (c)	3	41
Silicon Image Inc. (b) (c)	4	32
Silicon Laboratories Inc. (c)	3	99
SiRF Technology Holdings Inc. (c)	3	15
Skyworks Solutions Inc. (c)	9	84
SonicWALL Inc. (c)	3	20
Sonus Networks Inc. (b) (c)	15	52
SRA International Inc. - Class A (c)	2	54
Sun Microsystems Inc. (b) (c)	41	446
Sybase Inc. (c)	4	121
Sycamore Networks Inc. (c)	9	29
Symantec Corp. (c)	44	842
Synopsys Inc. (c)	7	177
Tech Data Corp. (c)	3	98
Tekelec (c)	3	41
Tellabs Inc. (c)	19	90
Teradata Corp. (c)	9	209
Teradyne Inc. (c)	8	92
Tessera Technologies Inc. (c)	2	34
Texas Instruments Inc.	68	1,915
TIBCO Software Inc. (c)	10	77
Trident Microsystems Inc. (c)	3	13
TriQuint Semiconductor Inc. (c)	7	40
Unisys Corp. (b) (c)	18	71
United Online Inc. (b)	3	31
Varian Semiconductor Equipment Associates Inc. (c)	4	133
VeriFone Holdings Inc. (b) (c)	4	44
VeriSign Inc. (b) (c)	11	432
VMware Inc. - Class A (b) (c)	2	113
Websense Inc. (c)	2	33
Western Digital Corp. (c)	11	389
Wind River Systems Inc. (c)	4	43
Xerox Corp.	48	646
Xilinx Inc. (b)	14	365
Yahoo! Inc. (c)	65	1,352
Zoran Corp. (c)	2	28
		91,129
TELECOMMUNICATION SERVICES - 1.7%
American Tower Corp. (c)	21	879
Crown Castle International Corp. (c)	15	564
SBA Communications Corp. (c)	5	179
		1,622

Total Common Stocks (cost $100,409)		93,996

SHORT TERM INVESTMENTS - 6.8%
Securities Lending Collateral - 6.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (d)	6,407	6,351

Total Short Term Investments (cost $6,407)		6,351

Total Investments - 106.8% (cost $106,816)		100,347
Other Assets and Liabilities, Net - (6.8%)		-6,394
Total Net Assets - 100%		$93,953

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments
June 30, 2008

(a) Investment in affiliate.
(b) All or portion of the security has been loaned.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2008.
(e) Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Managers. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards ("SFAS") No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note.

Abbreviations:
ADR - American Depository Receipt

Investments in affiliates - During the period ended June 30, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM. The JNL Money
Market Fund is offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, which may be considered affiliated with the Funds.

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. Transactions for the period ended
June 30, 2008, are shown below (in thousands):

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	6/30/2008
Bank of New York Mellon Corp.	$1,209	$939	$140	$14	$33	$1,608

Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” - In September 2006, the Financial Accounting Standards Board ("FASB")
issued SFAS No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosure requirements about fair value measurements.

SFAS No. 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Funds’ investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are directly observable. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Funds’ own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds' assets as of June 30, 2008 (in thousands):

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL 5 Fund	$ 5,217,483	$ 302,518	$ -	$ 5,520,001
JNL/Mellon Capital Management VIP Fund	389,994	71,871	-	461,865
JNL/Mellon Capital Management Consumer Brands Sector Fund	23,725	-	-	23,725
JNL/Mellon Capital Management Financial Sector Fund	84,916	1	-	84,917
JNL/Mellon Capital Management Healthcare Sector Fund	130,450	-	-	130,450
JNL/Mellon Capital Management Technology Sector Fund	100,347	-	-	100,347

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (Continued)
June 30, 2008

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management JNL 5 Fund	15.0%	5.7%	12.1%	6.6%	9.5%	11.6%	5.3%
JNL/Mellon Capital Management VIP Fund	7.5	3.0	7.3	7.8	7.5	12.5	25.3
JNL/Mellon Capital Management Consumer Brands Sector Fund	62.0	21.4	-	-	3.1	2.1	3.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	80.9	-	0.2	2.4
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	96.0	-	-
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.2	1.1	90.8

Summary of Investments by Sector (percentage of total investments) (continued):

			Telecommunication		Short-Term
	Materials	Energy	Services	Utilities	Securities	Total
JNL/Mellon Capital Management JNL 5 Fund	9.5%	- %	5.8%	5.0%	13.9%	100.0%
JNL/Mellon Capital Management VIP Fund	5.2	-	4.8	2.8	16.3	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	-	8.4	100.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	-	16.5	100.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	4.0	100.0
JNL/Mellon Capital Management Technology Sector Fund	-	-	1.6	-	6.3	100.0

Summary of Investments by Country*:

	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management
	JNL 5 Fund	VIP Fund
Belgium	- %	0.6%
Bermuda	0.2	0.3
Brazil	-	-
Canada	3.5	3.6
Cayman Islands	-	0.1
Finland	-	1.2
France	-	1.9
Germany	-	1.4
Greece	0.3	0.3
Hong Kong	7.1	0.2
Ireland	-	0.3
Israel	-	1.3
Italy	-	2.4
Japan	-	-
Luxembourg	-	0.4
Netherlands	-	1.0
Norway	-	2.0
South Korea	-	-
Spain	-	1.6
Sweden	-	0.8
Switzerland	-	0.2
United Kingdom	6.4	4.3
United States	82.5	76.1
Total Investments	100.0%	100.0%

*The Funds presented in the above table are those which have greater than 10% of their portfolios invested in non-U.S. securities or greater than 5% of their portfolio in one country outside of the U.S. at June 30, 2008. Percentages represent the Funds' total long-term investments.

The accompanying notes are an integral part of these Financial Statements.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 2, 2008

EXHIBIT LIST

Exhibit 12(a)(1)	Not applicable.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(a)(3)	Not applicable.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.